Quarterly Holdings Report
for
Fidelity® SAI Tax-Free Bond Fund
October 31, 2025

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
STF-NPRT3-1225
1.9887623.107
Municipal Securities - 94.3%
	Principal Amount (a)	Value ($)
Alabama - 4.2%
Education - 0.3%
Alabama St University Rev Series 2025, 5.75% 9/1/2050 (Assured Guaranty Inc Insured)	2,250,000	2,449,272
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.25% 10/1/2036	1,000,000	1,078,127
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.5% 10/1/2043	1,090,000	1,132,844
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.5% 10/1/2049	1,820,000	1,863,794
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2036	960,000	929,928
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2038	1,595,000	1,516,807
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2041	1,285,000	1,156,300
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2044	1,125,000	976,532
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2049	1,355,000	1,142,444
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2024 C, 5.5% 10/1/2044	900,000	930,617
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2024 C, 5.5% 10/1/2049	645,000	660,520
		13,837,185
Electric Utilities - 0.1%
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) 3.78% tender 6/1/2034 (b)	1,510,000	1,512,826
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) Series 2007 A, 3.375% tender 6/1/2034 (b)	2,380,000	2,402,813
		3,915,639
General Obligations - 3.5%
Black Belt Energy Gas District 5% tender 12/1/2055 (BP PLC Guaranteed) (b)	29,020,000	31,426,513
Black Belt Energy Gas District 5.25% tender 2/1/2053 (Morgan Stanley Guaranteed) (b)	21,615,000	23,043,585
Black Belt Energy Gas District Series 2024A, 5.25% tender 5/1/2055 (Athene Annuity And Life Company Guaranteed) (b)	4,315,000	4,735,417
Black Belt Energy Gas District Series 2025 B, 5% 10/1/2035 (Forethought Life Insurance Co Guaranteed)	13,010,000	13,547,352
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2025A, 5% 11/1/2035 (Goldman Sachs Group Inc/The Guaranteed)	3,430,000	3,693,150
Lower Ala Gas Dist Gas Proj Rev 4% tender 12/1/2050 (Goldman Sachs Group Inc/The Guaranteed) (b)	7,960,000	7,966,579
Lower Ala Gas Dist Gas Proj Rev Series 2025 A, 5% 12/1/2033 (Equitable Financial Life Global Funding Guaranteed)	26,310,000	27,987,728
Southeast Energy Authority A Cooperative District 5.25% tender 3/1/2055 (Athene Annuity And Life Company Guaranteed) (b)	13,945,000	15,019,125
Southeast Energy Authority A Cooperative District Series 2024C, 5% tender 10/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	19,385,000	21,054,083
Southeast Energy Authority A Cooperative District Series 2025A, 5% tender 1/1/2056 (Athene Annuity And Life Company Guaranteed) (b)	6,205,000	6,642,544
Southeast Energy Authority A Cooperative District Series 2025D, 5% 9/1/2035 (New York Life Insurance Co Guaranteed)	14,410,000	15,963,434
		171,079,510
Health Care - 0.3%
Huntsville AL Hlth Care Auth (Huntsville Hospital Al Proj.) Series 2023 A, 5% tender 6/1/2053 (b)	6,710,000	7,249,557
Infirmary Hlth Sys Spl Care 5% 2/1/2026	3,585,000	3,596,463
Infirmary Hlth Sys Spl Care Series 2021 A, 3% 2/1/2046	4,230,000	3,216,981
		14,063,001
TOTAL ALABAMA		202,895,335
Alaska - 0.1%
General Obligations - 0.0%
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2034	1,500,000	1,759,637
Housing - 0.1%
Alaska Hsg Fin Corp Mtg Rev Series 2022 B 1, 2.05% 6/1/2033	1,000,000	877,180
Alaska Hsg Fin Corp Mtg Rev Series 2022A, 3% 6/1/2051	445,000	436,600
Alaska St Hsg Fin Corp (AK Hfc Cap Proj Bonds II 10/1/12 Proj.) Series 2021 A, 4% 6/1/2030	1,030,000	1,077,265
Alaska St Hsg Fin Corp (AK Hfc Cap Proj Bonds II 10/1/12 Proj.) Series 2021 A, 5% 12/1/2027	935,000	977,995
Alaska St Hsg Fin Corp (AK Hfc Cap Proj Bonds II 10/1/12 Proj.) Series 2021 A, 5% 6/1/2027	700,000	725,327
Alaska St Hsg Fin Corp (AK Hfc Cap Proj Bonds II 10/1/12 Proj.) Series 2021 A, 5% 6/1/2028	1,230,000	1,299,584
		5,393,951
TOTAL ALASKA		7,153,588
Arizona - 1.5%
Education - 0.1%
Phoenix AZ Indl Dev Auth Student Hsg Rev (Downtown Phoenix Stud Hsg II LLC Proj.) 5% 7/1/2059	1,000,000	970,367
Student & Academic Services LLC (Northern AZ Univ Revs Proj.) Series 2024, 5% 6/1/2040 (Build America Mutual Assurance Co Insured)	685,000	749,832
Student & Academic Services LLC (Northern AZ Univ Revs Proj.) Series 2024, 5% 6/1/2041 (Build America Mutual Assurance Co Insured)	930,000	1,010,771
University AZ Univ Revs Series 2025A, 5% 6/1/2031	1,000,000	1,125,695
		3,856,665
Electric Utilities - 0.2%
Salt River Proj AZ Agric & Pwr Series 2023B, 5.25% 1/1/2053	5,460,000	5,821,812
Salt River Proj AZ Agric & Pwr Series 2025 A, 5% 1/1/2042	5,030,000	5,569,533
		11,391,345
General Obligations - 0.5%
Industrial Development Authority of the City of Phoenix Arizona/The (Guam Govt Proj.) Series 2014, 5.375% 2/1/2041	2,245,000	2,097,762
Industrial Development Authority of the City of Phoenix Arizona/The Series 2014, 5.125% 2/1/2034 (Guam Govt Guaranteed)	1,625,000	1,594,288
Maricopa Cnty Ariz Elem Sch Dist No 2 Riverside Series 2024B, 5% 7/1/2038	1,600,000	1,809,828
Maricopa Cnty Ariz Un High Sch Dist No 216 5% 7/1/2041	1,350,000	1,490,267
Maricopa County Special Health Care District Gen. Oblig. 5% 7/1/2036	2,150,000	2,251,187
Paradise Valley AZ Uni Sch Dist No 69 Series 2025 A, 5% 7/1/2037	1,800,000	2,049,760
Pinal Cnty AZ Uni Sch Dist No 20 Maricopa 5% 7/1/2038 (Build America Mutual Assurance Co Insured)	1,715,000	1,927,748
Pinal Cnty AZ Uni Sch Dist No 20 Maricopa 5% 7/1/2039 (Build America Mutual Assurance Co Insured)	1,300,000	1,448,528
Pinal Cnty AZ Uni Sch Dist No 20 Maricopa 5% 7/1/2040 (Build America Mutual Assurance Co Insured)	950,000	1,045,953
Pinal Cnty AZ Uni Sch Dist No 20 Maricopa 5% 7/1/2043 (Build America Mutual Assurance Co Insured)	600,000	640,964
Salt Verde Finl Corp Gas Rev AZ 5% 12/1/2037 (Citigroup Inc Guaranteed)	5,415,000	5,925,230
		22,281,515
Health Care - 0.3%
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2021 A, 3% 9/1/2051	2,805,000	2,001,958
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2017 D, 3% 1/1/2048	3,090,000	2,352,635
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2019 E, 3% 1/1/2049	1,935,000	1,455,558
Maricopa Cnty AZ Ida Sr Living (Christian Care Surprise Proj.) 5.75% 1/1/2036 (c)	910,000	868,681
Maricopa Cnty AZ Ida Sr Living (Christian Care Surprise Proj.) 6% 1/1/2048 (c)	1,250,000	1,082,311
Tempe AZ Indl Dev Auth Rev (Friendship Village of Tempe,Az Proj.) Series 2021A, 4% 12/1/2046	2,020,000	1,681,049
Tempe AZ Indl Dev Auth Rev (Friendship Village of Tempe,Az Proj.) Series 2025A, 5.375% 12/1/2046	1,025,000	1,028,106
Tempe AZ Indl Dev Auth Rev (Friendship Village of Tempe,Az Proj.) Series 2025A, 5.625% 12/1/2055	2,160,000	2,175,213
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2031	750,000	834,055
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2032	750,000	844,412
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2033	675,000	766,827
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2034	675,000	771,146
		15,861,951
Housing - 0.0%
Arizona Indl Dev Auth Rev (Lihtc Cert 2019-2 Proj.) Series 2 Class A, 3.625% 5/20/2033	1,427,565	1,437,018
Industrial Development - 0.2%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series 2005, 3.8% tender 12/1/2035 (b)	8,905,000	8,940,356
Special Tax - 0.0%
Bullhead City Ariz Excise Taxes Rev 2.7% 7/1/2051	2,500,000	1,715,830
Transportation - 0.2%
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 4% 7/1/2045	5,000,000	4,776,075
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2032	810,000	868,070
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2039	470,000	492,149
Phoenix AZ Cvc Imp Crp Apr Rev Series 2019 A, 5% 7/1/2044	1,590,000	1,639,474
		7,775,768
Water & Sewer - 0.0%
Goodyear Ariz Wtr & Swr Rev Series 2025, 5% 7/1/2037	1,565,000	1,795,220
TOTAL ARIZONA		75,055,668
Arkansas - 0.4%
General Obligations - 0.3%
Jonesboro AR Sch Dist No 1 2% 2/1/2041	1,215,000	891,168
Jonesboro AR Sch Dist No 1 2% 2/1/2042	2,390,000	1,704,544
Little Rock AR School Dist Series A, 2% 2/1/2039 (Assured Guaranty Inc Insured)	1,920,000	1,459,825
Little Rock AR School Dist Series A, 3% 2/1/2050	5,675,000	4,255,558
Nashville Ark Sch Dist No 1 2% 4/1/2036	720,000	586,981
South Conway Cnty Sch Dist No17 Ark Conway Cnty 2% 6/1/2040	3,660,000	2,664,584
South Conway Cnty Sch Dist No17 Ark Conway Cnty 2% 6/1/2045	3,200,000	1,981,646
Van Buren Ark Sch Dist No 042 2% 2/1/2035	725,000	622,334
Van Buren Ark Sch Dist No 042 2% 2/1/2040	1,060,000	775,686
Warren Ark Sch Dist No 001 Series A, 2% 2/1/2038	630,000	497,558
		15,439,884
Health Care - 0.0%
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2036	335,000	347,499
Water & Sewer - 0.1%
Central Ark Wtr Rev Series 2020 C, 2.125% 10/1/2040	4,375,000	3,314,293
Central Ark Wtr Rev Series 2020B, 2.125% 10/1/2040	1,210,000	916,639
		4,230,932
TOTAL ARKANSAS		20,018,315
California - 4.1%
Education - 0.1%
CA Mun Fin Auth Student Hsg Rev (Chf Uc Davis Proj.) 5% 5/15/2034	2,465,000	2,574,944
CA Mun Fin Auth Student Hsg Rev (Chf Uc Davis Proj.) 5% 5/15/2039	1,100,000	1,130,708
University CA Revs Series 2023 BM, 5% 5/15/2036	670,000	774,290
		4,479,942
Electric Utilities - 0.7%
Los Angeles CA Wtr & Pwr Rev 5% 7/1/2032	760,000	862,228
Los Angeles CA Wtr & Pwr Rev Series 2023E, 5% 7/1/2032	845,000	958,662
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5% 7/1/2033	1,900,000	2,180,816
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5% 7/1/2034	1,250,000	1,446,996
Los Angeles CA Wtr & Pwr Rev Series 2025 B, 5% 7/1/2032	7,175,000	8,140,118
Los Angeles CA Wtr & Pwr Rev Series 2025 B, 5% 7/1/2034	2,615,000	3,027,115
Middle Fork Project Finance Authority 5% 4/1/2026	1,900,000	1,910,588
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern CA Pub Pwr Auth Proj.) Series 2025 1, 5% 7/1/2035 (Build America Mutual Assurance Co Insured)	650,000	760,156
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern CA Pub Pwr Auth Proj.) Series 2025 1, 5% 7/1/2036 (Build America Mutual Assurance Co Insured)	750,000	868,359
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern CA Pub Pwr Auth Proj.) Series 2025 1, 5% 7/1/2037 (Build America Mutual Assurance Co Insured)	915,000	1,051,569
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern CA Pub Pwr Auth Proj.) Series 2025 1, 5% 7/1/2038 (Build America Mutual Assurance Co Insured)	1,175,000	1,343,154
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern CA Pub Pwr Auth Proj.) Series 2025 1, 5% 7/1/2039 (Build America Mutual Assurance Co Insured)	2,000,000	2,262,700
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern CA Pub Pwr Auth Proj.) Series 2025 1, 5% 7/1/2040 (Build America Mutual Assurance Co Insured)	1,600,000	1,787,184
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern CA Pub Pwr Auth Proj.) Series 2025 1, 5.25% 7/1/2041 (Build America Mutual Assurance Co Insured)	2,000,000	2,252,622
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern CA Pub Pwr Auth Proj.) Series 2025 1, 5.25% 7/1/2042 (Build America Mutual Assurance Co Insured)	1,320,000	1,470,488
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern CA Pub Pwr Auth Proj.) Series 2025 1, 5.25% 7/1/2043 (Build America Mutual Assurance Co Insured)	1,700,000	1,877,571
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern CA Pub Pwr Auth Proj.) Series 2025 1, 5.25% 7/1/2044 (Build America Mutual Assurance Co Insured)	1,200,000	1,313,629
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern CA Pub Pwr Auth Proj.) Series 2025 1, 5.25% 7/1/2045 (Build America Mutual Assurance Co Insured)	1,730,000	1,888,842
		35,402,797
General Obligations - 2.5%
California Community Choice Financing Authority 5% tender 1/1/2055 (Athene Annuity And Life Company Guaranteed) (b)	5,595,000	5,942,196
California Community Choice Financing Authority Series 2024C, 5% tender 8/1/2055 (American General Life Insurance Co Guaranteed) (b)	4,230,000	4,538,003
California Community Choice Financing Authority Series 2025A, 5% tender 1/1/2056 (Athene Annuity And Life Company Guaranteed) (b)	6,870,000	7,365,743
California Community Choice Financing Authority Series 2025B, 5% tender 3/1/2056 (Pacific Life Insurance Co Guaranteed) (b)	6,170,000	6,772,491
California Community Choice Financing Authority Series 2025C, 5% tender 12/1/2055 (American General Life Insurance Co Guaranteed) (b)	16,595,000	17,777,918
California Community Choice Financing Authority Series 2025D, 5% tender 10/1/2055 (Forethought Life Insurance Co Guaranteed) (b)	24,315,000	25,940,235
Central Valley Energy Authority Series 2025, 5% tender 12/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	19,065,000	21,088,124
Mt Diablo CA Unified Sch Dist 4% 8/1/2031	785,000	845,743
Poway CA Unified Sch Dist 0% 8/1/2038 (d)	4,065,000	2,619,633
Poway CA Unified Sch Dist 0% 8/1/2051 (d)	1,090,000	341,170
San Joaquin Valley Clean Energy Authority 5.5% tender 1/1/2056 (Goldman Sachs Group Inc/The Guaranteed) (b)	4,800,000	5,549,280
State of California Gen. Oblig. 5% 10/1/2039	490,000	550,021
State of California Gen. Oblig. 5% 9/1/2034	17,085,000	20,283,963
		119,614,520
Health Care - 0.1%
California Mun Fin Auth Rev (Northbay Healthcare Group Proj.) 5.25% 11/1/2036	480,000	483,528
California Statewide Community Development Authority Rev (Beverly Hospital Proj.) Series 2015, 5% (e)(f)	30,497	0
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2017 B, 5% 7/1/2029	455,000	463,561
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2017 B, 5% 7/1/2030	910,000	927,267
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2017A, 5% 7/1/2035	750,000	760,464
		2,634,820
Housing - 0.2%
California Hsg Fin Agy Mun Ctfs (Lihtc 2021-1 CA Proj.) Series 1 Class A, 3.5% 11/20/2035	4,262,252	4,236,947
California Hsg Fin Agy Mun Ctfs (Lihtc 2023-1 CA Proj.) Series 1 Class A, 4.375% 9/20/2036	5,015,593	5,185,026
		9,421,973
Tobacco Bonds - 0.1%
Golden State Tobacco Securitization Corp. Tobacco Settlement Series 2021 B 2, 0% 6/1/2066 (d)	41,760,000	4,422,868
Transportation - 0.1%
Alameda Corridor CA Tran Auth Rev Series 2024A, 0% 10/1/2053 (Assured Guaranty Inc Insured) (d)	1,715,000	457,568
Bay Area Toll Auth CA Bridge Rev 2% tender 4/1/2056 (b)	1,635,000	1,586,017
Long Beach Calif Arpt Rev Series 2022 B, 5% 6/1/2033 (Assured Guaranty Inc Insured)	420,000	484,884
Long Beach Calif Arpt Rev Series 2022 B, 5% 6/1/2034 (Assured Guaranty Inc Insured)	375,000	430,831
Long Beach Calif Arpt Rev Series 2022 B, 5% 6/1/2035 (Assured Guaranty Inc Insured)	280,000	319,679
Long Beach Calif Arpt Rev Series 2022 B, 5% 6/1/2036 (Assured Guaranty Inc Insured)	280,000	317,535
Long Beach Calif Arpt Rev Series 2022 B, 5% 6/1/2037 (Assured Guaranty Inc Insured)	470,000	529,537
Long Beach Calif Arpt Rev Series 2022 B, 5% 6/1/2038 (Assured Guaranty Inc Insured)	280,000	313,519
Long Beach Calif Arpt Rev Series 2022 B, 5% 6/1/2039 (Assured Guaranty Inc Insured)	530,000	589,701
Long Beach Calif Arpt Rev Series 2022A, 5% 6/1/2033 (Assured Guaranty Inc Insured)	470,000	542,608
Long Beach Calif Arpt Rev Series 2022A, 5% 6/1/2034 (Assured Guaranty Inc Insured)	375,000	430,831
Long Beach Calif Arpt Rev Series 2022A, 5% 6/1/2035 (Assured Guaranty Inc Insured)	280,000	319,679
Long Beach Calif Arpt Rev Series 2022A, 5% 6/1/2036 (Assured Guaranty Inc Insured)	750,000	850,540
Long Beach Calif Arpt Rev Series 2022A, 5% 6/1/2037 (Assured Guaranty Inc Insured)	655,000	737,972
Long Beach Calif Arpt Rev Series 2022A, 5% 6/1/2039 (Assured Guaranty Inc Insured)	470,000	522,942
		8,433,843
Water & Sewer - 0.3%
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev 5% 1/1/2030	14,275,000	15,433,539
TOTAL CALIFORNIA		199,844,302
Colorado - 1.7%
Education - 0.1%
CO St Board Governors Univ Enterprise Sys Rev Series 2024A, 5% 3/1/2031	1,000,000	1,114,815
CO St Board Governors Univ Enterprise Sys Rev Series 2024A, 5% 3/1/2040	1,000,000	1,093,755
CO St Board Governors Univ Enterprise Sys Rev Series 2024A, 5% 3/1/2042	1,000,000	1,073,695
University Colo Enterprise Sys Series 2021 C 3B, 2% tender 6/1/2051 (b)	700,000	689,734
		3,971,999
General Obligations - 0.7%
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2033	2,000,000	2,425,644
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2034	2,200,000	2,696,569
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2035	2,400,000	2,964,756
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2038	3,940,000	4,737,975
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2040	1,060,000	1,250,367
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2045	1,445,000	1,622,860
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2046	3,500,000	3,908,014
Colorado St Bldg Excellent Schs Today Ctfs Partn (Colorado St Proj.) 5% 3/15/2037	1,870,000	1,926,444
Denver CO City & Cnty Gen. Oblig. Series 2020 A, 2% 8/1/2036	3,240,000	2,759,797
Denver CO Cty & Cnty Sch Dis 1 5.5% 12/1/2049	7,450,000	8,243,676
Leyden Rock Met Dist Colo 3% 12/1/2041 (Assured Guaranty Inc Insured)	645,000	539,764
Westminster Colo Pub Schs 5% 12/1/2049	1,900,000	2,011,735
		35,087,601
Health Care - 0.7%
Colorado Health Facilities Authority (Advent Health Proj.) Series 2018A, 4% 11/15/2048	900,000	819,389
Colorado Health Facilities Authority (Advent Health Proj.) Series 2019 A, 5% 11/15/2039	1,170,000	1,236,416
Colorado Health Facilities Authority (Advent Health Proj.) Series 2025A, 5% tender 11/15/2060 (b)	5,745,000	6,281,496
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 4% 8/1/2044	13,820,000	12,514,904
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 3.25% 8/1/2049	3,080,000	2,383,419
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 4% 8/1/2049	3,420,000	2,983,467
Colorado Health Facilities Authority (Commonspirit Health Proj.) Series 2019 B 2, 5% tender 8/1/2049 (b)	705,000	707,325
Colorado Health Facilities Authority (IHC Health Services Inc Proj.) Series 2019B, 4% 1/1/2040	1,560,000	1,554,621
Colorado Health Facilities Authority (Ihc Health Services Inc Proj.) Series 2022C, 5% tender 5/15/2062 (b)	2,425,000	2,553,644
Colorado Health Facilities Authority (Sanford Health, SD Proj.) 5% 11/1/2026	1,400,000	1,428,392
		32,463,073
Housing - 0.0%
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 F, 4.25% 11/1/2049	135,000	136,023
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 H, 4.25% 11/1/2049	80,000	80,691
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2021 E, 3% 11/1/2051	785,000	773,535
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2022F, 5.25% 11/1/2052	1,255,000	1,297,045
		2,287,294
Special Tax - 0.1%
Independence Metropolitan District No 3 Series 2024 A, 5.375% 12/1/2054	661,000	662,759
Vauxmont Metropolitan District 5% 12/1/2050 (Assured Guaranty Inc Insured)	1,404,000	1,423,057
Vauxmont Metropolitan District 5% 12/15/2026 (Assured Guaranty Inc Insured)	126,000	128,768
Village Met Dist Colo Series 2025A, 5.75% 12/1/2055	775,000	781,356
		2,995,940
Water & Sewer - 0.1%
Denver CO City & Cnty Brd Wtr Series 2016 A, 3% 9/15/2040	6,475,000	5,657,119
TOTAL COLORADO		82,463,026
Connecticut - 1.6%
Education - 0.5%
Connecticut St Health & Edl Facs Auth Revenue (Connecticut College, CT Proj.) Series M, 4% 7/1/2039	1,040,000	1,042,525
Connecticut St Health & Edl Facs Auth Revenue (Connecticut College, CT Proj.) Series M, 4% 7/1/2040	1,075,000	1,072,178
Connecticut St Health & Edl Facs Auth Revenue (Connecticut College, CT Proj.) Series M, 4% 7/1/2052	5,490,000	4,858,456
Connecticut St Health & Edl Facs Auth Revenue (Greenwich Academy Proj.) Series G, 4% 3/1/2046	865,000	835,212
Connecticut St Health & Edl Facs Auth Revenue (Greenwich Academy Proj.) Series G, 4% 3/1/2051	1,390,000	1,307,501
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series K, 4% 7/1/2045	2,680,000	2,485,913
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series K, 5% 7/1/2040	985,000	1,033,283
Connecticut St Health & Edl Facs Auth Revenue (Trinity College,Ct Proj.) 5% 6/1/2032	515,000	559,396
Connecticut St Health & Edl Facs Auth Revenue (Trinity College,Ct Proj.) 5% 6/1/2033	350,000	378,966
Connecticut St Health & Edl Facs Auth Revenue (Trinity College,Ct Proj.) 5% 6/1/2034	540,000	582,880
Connecticut St Health & Edl Facs Auth Revenue (Trinity College,Ct Proj.) 5% 6/1/2035	815,000	876,890
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series 2017 B2, 3.2% tender 7/1/2037 (b)	3,140,000	3,142,127
Connecticut State Health & Educational Facilities Authority (Fairfield Univ, CT Proj.) Series R, 4% 7/1/2036	935,000	941,428
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2042	3,120,000	3,167,027
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) 5% 7/1/2043	330,000	323,797
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2032	985,000	1,011,638
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2033	765,000	783,833
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2035	1,030,000	1,049,630
		25,452,680
General Obligations - 0.4%
Connecticut St Gen. Oblig. Series 2019 A, 5% 4/15/2026	615,000	621,253
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2037	1,245,000	1,183,784
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2039	785,000	722,789
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2040	950,000	847,075
Connecticut St Gen. Oblig. Series 2025 B, 5% 12/1/2032	3,255,000	3,749,493
Connecticut St Gen. Oblig. Series 2025A, 5% 3/15/2031	1,150,000	1,289,257
Connecticut St Gen. Oblig. Series 2025A, 5% 3/15/2040	1,350,000	1,516,810
Connecticut St Gen. Oblig. Series 2025A, 5% 3/15/2042	2,710,000	2,983,553
Connecticut St Gen. Oblig. Series A, 5% 4/15/2033	230,000	237,268
Connecticut St Gen. Oblig. Series B, 5% 5/15/2026	510,000	516,184
Connecticut St Health & Edl Facs Auth Revenue (Connecticut St Univ Sys Proj.) Series Q 1, 5% 11/1/2026 (Connecticut St Guaranteed)	470,000	480,602
New Haven CT Gen. Oblig. Series 2024, 5% 8/1/2031 (Assured Guaranty Inc Insured)	1,660,000	1,853,868
New Haven CT Gen. Oblig. Series 2024, 5% 8/1/2033 (Assured Guaranty Inc Insured)	1,630,000	1,865,547
University Connecticut (Connecticut St Proj.) Series 2019 A, 5% 11/1/2025	465,000	465,000
		18,332,483
Health Care - 0.3%
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2027 (c)(e)	555,000	305,249
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2034 (c)(e)	685,000	376,750
Connecticut St Health & Edl Facs Auth Revenue (Connecticut Childrens Med Ctr Proj.) Series E, 5.25% 7/15/2048	3,700,000	3,906,607
Connecticut St Health & Edl Facs Auth Revenue (Nuvance Health Proj.) Series 2019 A, 4% 7/1/2049	1,635,000	1,445,068
Connecticut St Health & Edl Facs Auth Revenue (Nuvance Health Proj.) Series 2019 A, 5% 7/1/2026	5,455,000	5,508,667
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 5% 7/1/2032	1,485,000	1,631,643
		13,173,984
Housing - 0.1%
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) Series 2020 A 1, 2.3% 11/15/2035	2,670,000	2,280,087
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) 3% 11/15/2049	825,000	811,329
		3,091,416
Special Tax - 0.3%
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2037	3,075,000	3,538,006
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2038	4,160,000	4,747,621
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2042	5,340,000	5,869,053
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2043	2,615,000	2,848,146
		17,002,826
TOTAL CONNECTICUT		77,053,389
District Of Columbia - 0.0%
Education - 0.0%
District Columbia Rev (Catholic Univ of Amer WA DC Proj.) Series 2018, 5% 10/1/2026	775,000	786,554
District Columbia Rev (Catholic Univ of Amer WA DC Proj.) Series 2018, 5% 10/1/2027	845,000	869,740
		1,656,294
General Obligations - 0.0%
District Columbia Gen. Oblig. Series 2017D, 5% 6/1/2042	470,000	478,784
TOTAL DISTRICT OF COLUMBIA		2,135,078
District Of Columbia,Virginia - 0.6%
Transportation - 0.6%
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 0% 10/1/2031 (Assured Guaranty Inc Insured) (d)	2,000,000	1,663,733
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 0% 10/1/2032 (Assured Guaranty Inc Insured) (d)	1,665,000	1,335,738
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 5% 10/1/2047	7,020,000	7,111,747
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 A, 5% 10/1/2038	1,405,000	1,465,570
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 A, 5% 10/1/2044	7,485,000	7,688,471
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 3% 10/1/2050 (Assured Guaranty Inc Insured)	6,425,000	4,696,343
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 4% 10/1/2049	4,490,000	3,999,528
		27,961,130
TOTAL DISTRICT OF COLUMBIA,VIRGINIA		27,961,130
Florida - 4.8%
Education - 0.2%
Cap Proj Fin Auth FL Student Hsg Rev (Capfa Capital Corp 2000 F Proj.) 5% 10/1/2030	750,000	800,306
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2037	1,400,000	1,577,298
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2054	1,950,000	2,031,000
Florida Higher Edl Facs Fing Auth Rev (Rollins College, FL Proj.) Series 2020 A, 3% 12/1/2048	8,285,000	6,019,893
Volusia Cnty FL Edl Fac Ath Rv (Embry Riddle Aeronaut Univ, FL Proj.) 5% 10/15/2049	425,000	434,430
		10,862,927
Electric Utilities - 0.3%
Orlando Fla Utils Commn Util Sys Rev Series 2024A, 5% 10/1/2039	1,000,000	1,124,831
Orlando Fla Utils Commn Util Sys Rev Series 2024B, 5% 10/1/2038	7,000,000	7,940,299
Orlando Fla Utils Commn Util Sys Rev Series 2024B, 5% 10/1/2039	3,000,000	3,374,492
		12,439,622
General Obligations - 1.9%
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2025 A, 5% 7/1/2029 (Assured Guaranty Inc Insured)	9,985,000	10,805,137
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2025 A, 5% 7/1/2030 (Assured Guaranty Inc Insured)	9,985,000	11,020,439
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2025 A, 5% 7/1/2031 (Assured Guaranty Inc Insured)	4,370,000	4,911,108
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2025 A, 5% 7/1/2032 (Assured Guaranty Inc Insured)	5,415,000	6,180,861
Broward County FL School District Series 2025, 5% 7/1/2029 (Assured Guaranty Inc Insured)	1,760,000	1,905,842
Broward County FL School District Series 2025, 5% 7/1/2031 (Assured Guaranty Inc Insured)	2,000,000	2,249,887
Broward County FL School District Series 2025, 5% 7/1/2032 (Assured Guaranty Inc Insured)	2,770,000	3,165,403
Broward County FL School District Series 2025, 5% 7/1/2033 (Assured Guaranty Inc Insured)	3,000,000	3,471,569
Broward County FL School District Series 2025, 5% 7/1/2034 (Assured Guaranty Inc Insured)	1,865,000	2,178,495
Broward County FL School District Series 2025, 5% 7/1/2035 (Assured Guaranty Inc Insured)	2,780,000	3,265,422
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL School Board Proj.) 5% 7/1/2030 (Assured Guaranty Inc Insured)	2,740,000	3,021,605
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL School Board Proj.) 5% 7/1/2031 (Assured Guaranty Inc Insured)	1,110,000	1,243,723
Hillsborough Cnty FL Sch Brd Series 2017 B, 5% 7/1/2028	2,460,000	2,552,052
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2026	255,000	260,409
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2027	205,000	214,278
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2029	350,000	381,389
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2030	330,000	366,756
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2032	305,000	348,955
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) Series 2022 A, 5% 10/1/2028	405,000	432,056
Lake Cnty Fla Sch Brd Cop (Lake County FL School Board Proj.) Series 2025A, 5% 6/1/2030 (Assured Guaranty Inc Insured)	1,500,000	1,644,119
Lake Cnty Fla Sch Brd Cop (Lake County FL School Board Proj.) Series 2025A, 5% 6/1/2031 (Assured Guaranty Inc Insured)	1,710,000	1,903,963
Lee Cnty FL Sch Brd Ctfs Partn (Lee Cnty FL Sch Dist Proj.) Series 2019 A, 5% 8/1/2028	1,890,000	2,007,428
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2025A, 5% 8/1/2030	1,930,000	2,138,958
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2025A, 5% 8/1/2032	3,160,000	3,613,282
Pasco Cnty FL Sch Brd Cert of Part (Pasco Cnty FL Sch Dist Proj.) 5% 8/1/2035 (Build America Mutual Assurance Co Insured)	1,870,000	1,966,958
Putnam Cnty Fla Sch Dist Series 2025, 5.25% 7/1/2040 (Assured Guaranty Inc Insured)	3,160,000	3,584,845
Putnam Cnty Fla Sch Dist Series 2025, 5.25% 7/1/2041 (Assured Guaranty Inc Insured)	3,330,000	3,750,875
Putnam Cnty Fla Sch Dist Series 2025, 5.25% 7/1/2042 (Assured Guaranty Inc Insured)	3,505,000	3,902,571
Putnam Cnty Fla Sch Dist Series 2025, 5.25% 7/1/2043 (Assured Guaranty Inc Insured)	3,685,000	4,060,485
Putnam Cnty Fla Sch Dist Series 2025, 5.25% 7/1/2044 (Assured Guaranty Inc Insured)	3,880,000	4,247,736
Putnam Cnty Fla Sch Dist Series 2025, 5.25% 7/1/2045 (Assured Guaranty Inc Insured)	4,085,000	4,442,141
		95,238,747
Health Care - 1.0%
Atlantic Beach Fla Health Care Facs Rev (Naval Continuing Care Retiremt Proj.) Series 2018 A, 5% 11/15/2043	790,000	791,913
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) 4% 7/1/2045	6,230,000	5,737,553
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) 5% 7/1/2040	655,000	686,622
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) Series 2016 B, 5% 7/1/2037	900,000	909,375
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, FL Proj.) Series 2024 A, 5% 10/1/2049 (Assured Guaranty Inc Insured)	1,120,000	1,165,973
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, FL Proj.) Series 2024 A, 5% 10/1/2054 (Assured Guaranty Inc Insured)	1,345,000	1,385,448
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, Fl Proj.) Series 2024 B 1, 5% tender 10/1/2054 (Assured Guaranty Inc Insured) (b)	435,000	463,172
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, Fl Proj.) Series 2024 B 2, 5% tender 10/1/2054 (Assured Guaranty Inc Insured) (b)	545,000	592,341
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 3% 8/15/2050 (Assured Guaranty Inc Insured)	1,805,000	1,307,082
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 4% 8/15/2045	3,670,000	3,285,020
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev (Baycare Health System Proj.) Series 2024C, 5% 11/15/2036	2,500,000	2,835,376
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev (Baycare Health System Proj.) Series 2024C, 5% 11/15/2037	2,500,000	2,811,650
Lee County Industrial Development Authority/FL (Lee Mem Health Sys FL Hosp Rev Proj.) 5% 4/1/2026	935,000	941,797
Lee County Industrial Development Authority/FL (Lee Mem Health Sys FL Hosp Rev Proj.) 5% 4/1/2044	3,030,000	3,085,908
Martin Cnty Fla Health Facs (Cleveland Clinic Foundation/The Proj.) Series 2019A, 4% 1/1/2046	1,935,000	1,793,323
Miami Beach FL Hlth Facs Auth Hosp Rev (MT Sinai Hospital Proj.) Series 2021 B, 3% 11/15/2051	2,475,000	1,771,817
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) Series 2022, 4% 10/1/2052	1,365,000	1,200,327
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2052	2,850,000	2,786,770
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 4% 8/15/2047	8,925,000	8,006,235
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2028	1,450,000	1,503,503
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2025A, 5% 8/15/2035	7,585,000	8,665,539
		51,726,744
Housing - 0.2%
Fla Hsg Fin Corp Multifamily Mtg Rev Series 2023 B, 5% tender 2/1/2027 (b)	1,685,000	1,692,107
Fla Hsg Fin Corp Multifamily Mtg Rev Series 2023 C, 5% tender 12/1/2026 (b)	1,220,000	1,221,542
Florida Hsg Fin Corp Rev (FL Homeownership Mortgage Proj.) Series 2019 1, 4% 7/1/2050	3,130,000	3,140,594
		6,054,243
Special Tax - 0.6%
County of Pasco FL Series 2023 A, 5.25% 9/1/2036 (Assured Guaranty Inc Insured)	500,000	563,607
County of Pasco FL Series 2023 A, 5.5% 9/1/2040 (Assured Guaranty Inc Insured)	1,000,000	1,109,623
County of Pasco FL Series 2023 A, 5.5% 9/1/2041 (Assured Guaranty Inc Insured)	500,000	550,020
Manatee Cnty FL Sch Dist Sales Tax Rev Series 2017, 5% 10/1/2028 (Assured Guaranty Inc Insured)	2,340,000	2,400,838
Seminole County School District Sales Tax Revenue Series 2025, 5% 10/1/2030 (Assured Guaranty Inc Insured)	2,300,000	2,555,053
Seminole County School District Sales Tax Revenue Series 2025, 5% 10/1/2031 (Assured Guaranty Inc Insured)	5,000,000	5,640,453
Seminole County School District Sales Tax Revenue Series 2025, 5% 10/1/2032 (Assured Guaranty Inc Insured)	4,000,000	4,579,172
Seminole County School District Sales Tax Revenue Series 2025, 5% 10/1/2033 (Assured Guaranty Inc Insured)	4,000,000	4,638,415
Seminole County School District Sales Tax Revenue Series 2025, 5% 10/1/2034 (Assured Guaranty Inc Insured)	4,750,000	5,534,849
Southeast Overtown Park West Community Redevelopment Agency Series 2025 A, 5.25% 3/1/2042 (Assured Guaranty Inc Insured)	1,000,000	1,085,854
Tampa FL Tax Alloc 0% 9/1/2038 (d)	935,000	553,001
Tampa FL Tax Alloc 0% 9/1/2039 (d)	795,000	444,393
Tampa FL Tax Alloc 0% 9/1/2040 (d)	935,000	491,398
Tampa FL Tax Alloc 0% 9/1/2041 (d)	935,000	460,744
Tampa FL Tax Alloc 0% 9/1/2042 (d)	935,000	431,063
Tampa FL Tax Alloc 0% 9/1/2045 (d)	1,730,000	659,016
		31,697,499
Transportation - 0.5%
Florida St Mid Bay Bridge Auth Series 2025, 5% 10/1/2030 (Assured Guaranty Inc Insured)	1,000,000	1,095,032
Florida St Mid Bay Bridge Auth Series 2025, 5% 10/1/2035 (Assured Guaranty Inc Insured)	5,210,000	5,948,021
Florida St Mid Bay Bridge Auth Series 2025, 5% 10/1/2038 (Assured Guaranty Inc Insured)	1,300,000	1,449,492
Florida St Mid Bay Bridge Auth Series 2025, 5% 10/1/2039 (Assured Guaranty Inc Insured)	1,365,000	1,506,958
Hillsborough Cnty FL Aviation (Tampa International Airport Proj.) Series 2018 F, 5% 10/1/2037	1,415,000	1,483,593
Hillsborough Cnty FL Aviation (Tampa International Airport Proj.) Series 2018 F, 5% 10/1/2043	1,870,000	1,921,934
Miami-Dade Cnty Fla Aviat Rev 4% 10/1/2037	1,870,000	1,890,697
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 4% 7/1/2038 (Assured Guaranty Inc Insured)	1,065,000	1,086,160
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 4% 7/1/2039 (Assured Guaranty Inc Insured)	930,000	942,317
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 5% 7/1/2032 (Assured Guaranty Inc Insured)	2,810,000	3,150,562
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 5% 7/1/2033 (Assured Guaranty Inc Insured)	2,490,000	2,771,653
		23,246,419
Water & Sewer - 0.1%
Miami-Dade Cnty FL Wtr & Swr Rev Series 2019 B, 4% 10/1/2049	3,745,000	3,411,767
Miami-Dade Cnty FL Wtr & Swr Rev Series 2021, 3% 10/1/2043	905,000	731,481
		4,143,248
TOTAL FLORIDA		235,409,449
Georgia - 3.9%
Education - 0.1%
Fulton Cnty GA Dev Auth Rev (University System of GA Proj.) 4% 6/15/2049	180,000	170,651
Private Colgs & Unvs Ath GA Rv (Emory University GA Proj.) Series 2020 B, 4% 9/1/2039	1,370,000	1,381,094
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2027	375,000	385,654
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2031	560,000	619,461
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2036	450,000	487,434
		3,044,294
Electric Utilities - 0.8%
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 2013 FIRST, 3.375% tender 11/1/2053 (b)	1,325,000	1,328,358
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 2012, 2.9% tender 12/1/2049 (b)	14,000,000	13,870,123
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series NINTH 1994, 3.8% tender 10/1/2032 (b)	3,200,000	3,210,881
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series SECOND 2012, 3.3% tender 12/1/2049 (b)	2,480,000	2,490,475
Burke Cnty GA Dev Auth Pcr (Georgia Transmission Corp Proj.) Series 2012, 2.75% 1/1/2052 (b)	2,230,000	1,431,081
Burke Cnty GA Dev Auth Pcr (Oglethorpe Pwr Corp Proj.) Series 2017 E, 3.6% tender 11/1/2045 (b)	4,865,000	4,938,630
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2049	1,735,000	1,568,824
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2026	1,145,000	1,148,917
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2030	385,000	409,587
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2039	1,135,000	1,175,893
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2044	1,490,000	1,510,445
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2036	2,005,000	2,254,383
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5.25% 1/1/2041 (Build America Mutual Assurance Co Insured)	570,000	626,413
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5.25% 1/1/2049	550,000	577,058
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 2008, 3.35% tender 11/1/2048 (b)	5,345,000	5,383,113
		41,924,181
General Obligations - 2.1%
Main Street Natural Gas Inc 4% tender 5/1/2052 (Citigroup Inc Guaranteed) (b)	9,990,000	10,192,235
Main Street Natural Gas Inc 4% tender 7/1/2052 (Royal Bank of Canada Guaranteed) (b)	28,225,000	28,625,137
Main Street Natural Gas Inc 5% tender 6/1/2053 (Citigroup Inc Guaranteed) (b)	14,040,000	14,884,447
Main Street Natural Gas Inc 5% tender 6/1/2055 (Toronto Dominion Bank Guaranteed) (b)	9,565,000	10,475,842
Main Street Natural Gas Inc Series 2022A, 4% tender 9/1/2052 (Citigroup Inc Guaranteed) (b)	12,405,000	12,751,593
Main Street Natural Gas Inc Series 2022B, 5% tender 12/1/2052 (Citigroup Inc Guaranteed) (b)	5,210,000	5,472,438
Main Street Natural Gas Inc Series 2023D, 5% tender 5/1/2054 (Citigroup Inc Guaranteed) (b)	7,880,000	8,393,766
Main Street Natural Gas Inc Series 2024B, 5% 3/1/2028 (Royal Bank of Canada Guaranteed)	700,000	727,139
Main Street Natural Gas Inc Series 2024B, 5% 3/1/2029 (Royal Bank of Canada Guaranteed)	2,050,000	2,161,875
Main Street Natural Gas Inc Series 2024B, 5% 9/1/2029 (Royal Bank of Canada Guaranteed)	730,000	775,830
Main Street Natural Gas Inc Series 2024D, 5% tender 4/1/2054 (Toronto Dominion Bank Guaranteed) (b)	2,130,000	2,311,492
		96,771,794
Health Care - 0.5%
Brookhaven Development Authority (Childrens Healthcare of Atlanta Proj.) Series 2019 A, 4% 7/1/2044	10,000,000	9,569,591
Coweta Cnty GA Dev Auth Rev (Piedmont Hosp Og Proj.) Series 2019A, 5% 7/1/2044	4,680,000	4,793,572
Gainesville & Hall Cnty GA Hsp Ath Rev (Northeast Georgia Healthcare Proj.) Series 2020 A, 3% 2/15/2047	6,980,000	5,281,411
Griffin-Spalding Cnty GA Hosp Rev (Wellstar Health System Inc Proj.) 3.75% 4/1/2047	655,000	550,469
Paulding County Hospital Authority/GA (Wellstar Health System Inc Proj.) 5% 4/1/2026	200,000	201,610
Paulding County Hospital Authority/GA (Wellstar Health System Inc Proj.) 5% 4/1/2027	165,000	169,826
Paulding County Hospital Authority/GA (Wellstar Health System Inc Proj.) 5% 4/1/2028	375,000	394,596
Paulding County Hospital Authority/GA (Wellstar Health System Inc Proj.) 5% 4/1/2029	325,000	348,486
Paulding County Hospital Authority/GA (Wellstar Health System Inc Proj.) 5% 4/1/2030	235,000	256,526
Paulding County Hospital Authority/GA (Wellstar Health System Inc Proj.) 5% 4/1/2031	280,000	310,516
Paulding County Hospital Authority/GA (Wellstar Health System Inc Proj.) 5% 4/1/2032	185,000	207,888
Savannah GA Candler Hosp (St Joseph Candler Health Proj.) 4% 7/1/2036	1,385,000	1,389,406
Savannah GA Candler Hosp (St Joseph Candler Health Proj.) 4% 7/1/2043	1,445,000	1,366,634
		24,840,531
Housing - 0.0%
Georgia Hsg & Fin Auth Rev (GA Single Family Mortgage Proj.) Series 2025 C, 6.25% 12/1/2055	2,130,000	2,378,271
Industrial Development - 0.3%
Savannah Georgia Convention Center Authority (Savannah Convention Hotel Proj.) Series 2025B, 5.5% 6/1/2040 (c)	1,925,000	1,955,172
Savannah Georgia Convention Center Authority (Savannah Convention Hotel Proj.) Series 2025B, 6% 6/1/2050 (c)	4,840,000	4,814,777
Savannah Georgia Convention Center Authority (Savannah Convention Hotel Proj.) Series 2025B, 6.25% 6/1/2061 (c)	8,375,000	8,407,421
		15,177,370
Special Tax - 0.1%
Metro Atlanta Rapid Tran Sales 5.25% 7/1/2050	4,660,000	5,048,199
Water & Sewer - 0.0%
Coweta Cnty GA Wtr & Sew Auth Rev 2.125% 6/1/2046	1,955,000	1,251,127
TOTAL GEORGIA		190,435,767
Hawaii - 0.4%
General Obligations - 0.4%
Hawaii St Gen. Oblig. Series FG, 5% 10/1/2027	935,000	953,762
Honolulu HI City & Cnty Gen. Oblig. Series 2025 A, 5.25% 7/1/2044	2,295,000	2,542,507
Honolulu HI City & Cnty Gen. Oblig. Series 2025 A, 5.25% 7/1/2045	1,250,000	1,379,048
Honolulu HI City & Cnty Gen. Oblig. Series 2025 A, 5.25% 7/1/2046	1,500,000	1,648,023
Honolulu HI City & Cnty Gen. Oblig. Series 2025 A, 5.25% 7/1/2047	3,560,000	3,897,855
Honolulu HI City & Cnty Gen. Oblig. Series 2025 A, 5.25% 7/1/2048	3,105,000	3,392,985
Honolulu HI City & Cnty Gen. Oblig. Series 2025 A, 5.25% 7/1/2049	3,865,000	4,212,150
		18,026,330
Transportation - 0.0%
Hawaii St Hbr Sys Rev Series 2020 C, 4% 7/1/2040	870,000	877,823
Water & Sewer - 0.0%
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series 2025A, 5% 7/1/2037	1,565,000	1,819,219
TOTAL HAWAII		20,723,372
Idaho - 0.1%
Housing - 0.0%
Idaho Hsg & Fin Assn (ID Single Family Hsg 7/1/19 Proj.) Series 2019 A, 4% 1/1/2050	35,000	35,155
Transportation - 0.1%
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2021A, 5% 7/15/2029	2,810,000	3,041,178
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2021A, 5% 7/15/2030	935,000	1,028,373
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2021A, 5% 7/15/2031	600,000	672,046
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2021A, 5% 7/15/2032	1,170,000	1,314,737
		6,056,334
TOTAL IDAHO		6,091,489
Illinois - 8.5%
Education - 0.3%
Board of Trustees of the University of Illinois/The Series 2018A, 5% 4/1/2029	95,000	100,198
Illinois Fin Auth Rev (Bradley University Proj.) Series 2017 C, 5% 8/1/2031	200,000	203,589
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) Series 2016 A, 3% 10/1/2037	1,455,000	1,338,001
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 4% 9/1/2035	420,000	390,506
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2027	225,000	233,364
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2028	185,000	195,509
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2044	935,000	957,028
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2049	1,170,000	1,189,529
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2051	935,000	948,773
Illinois Finance Authority Rev (Bradley University Proj.) Series 2021 A, 4% 8/1/2038	1,125,000	1,045,619
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5.25% 10/1/2052	4,525,000	4,507,405
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5.5% 10/1/2047	1,445,000	1,475,511
Northern IL Univ Revs Series 2020 B, 4% 4/1/2036 (Build America Mutual Assurance Co Insured)	1,215,000	1,228,469
Northern IL Univ Revs Series 2020 B, 4% 4/1/2038 (Build America Mutual Assurance Co Insured)	1,215,000	1,217,570
Northern IL Univ Revs Series 2020 B, 4% 4/1/2040 (Build America Mutual Assurance Co Insured)	815,000	797,461
		15,828,532
Escrowed/Pre-Refunded - 0.0%
Chicago IL Gen. Oblig. 5% 1/1/2028 (Escrowed to Maturity)	180,000	188,894
General Obligations - 4.7%
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2026	95,000	95,548
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2027	775,000	787,715
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2028	585,000	601,227
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2029	1,450,000	1,506,000
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2030	935,000	973,191
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2031	1,170,000	1,215,223
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2034	935,000	960,110
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2035	1,205,000	1,232,436
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2036	1,475,000	1,503,455
Champaign County Community Unit School District No 4 Champaign Series 2020 A, 5% 1/1/2029	630,000	658,183
Champaign County Community Unit School District No 4 Champaign Series 2020 A, 5% 1/1/2030	585,000	610,096
Champaign County Community Unit School District No 4 Champaign Series 2020 A, 5% 1/1/2031	795,000	830,069
Champaign County Community Unit School District No 4 Champaign Series 2020 A, 5% 1/1/2033	1,545,000	1,606,855
Chicago IL Brd Ed 5% 12/1/2025	505,000	505,229
Chicago IL Brd Ed 5% 12/1/2025	290,000	290,131
Chicago IL Brd Ed 5.25% 12/1/2035	1,870,000	1,869,966
Chicago IL Brd Ed Series 2016 A, 7% 12/1/2044	2,995,000	3,002,631
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2027	185,000	187,261
Chicago IL Brd Ed Series 2018 C, 5% 12/1/2027	505,000	511,173
Chicago IL Brd Ed Series 2019 A, 5% 12/1/2030	575,000	587,760
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2028	240,000	244,539
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2029	750,000	768,871
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2031	600,000	612,503
Chicago IL Brd Ed Series 2021A, 5% 12/1/2038	1,200,000	1,181,341
Chicago IL Brd Ed Series 2021B, 5% 12/1/2031	1,250,000	1,281,766
Chicago IL Brd Ed Series 2022 A, 5% 12/1/2047	2,085,000	1,879,046
Chicago IL Brd Ed Series 2022 B, 4% 12/1/2035	1,760,000	1,671,261
Chicago IL Brd Ed Series 2022 B, 4% 12/1/2036	2,915,000	2,723,451
Chicago IL Brd Ed Series 2025 A, 6.25% 12/1/2050	19,030,000	19,893,085
Chicago IL Brd Ed Series 2025 B, 5.5% 12/1/2033 (g)	9,500,000	10,108,730
Chicago IL Brd Ed Series D, 5% 12/1/2031	865,000	874,573
Chicago IL Gen. Oblig. 5% 1/1/2028	1,070,000	1,094,831
Chicago IL Gen. Oblig. Series 2019A, 5% 1/1/2040	2,200,000	2,203,598
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2026	1,955,000	1,960,188
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2027	1,425,000	1,443,065
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2030	1,860,000	1,939,776
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2032	1,215,000	1,262,050
Chicago IL Gen. Oblig. Series 2021 A, 5% 1/1/2031	1,400,000	1,471,802
Chicago IL Gen. Oblig. Series 2021 A, 5% 1/1/2032	4,485,000	4,696,393
Chicago IL Gen. Oblig. Series 2021 A, 5% 1/1/2034	795,000	827,588
Chicago IL Gen. Oblig. Series 2021 B, 4% 1/1/2032	1,193,000	1,196,210
Chicago IL Gen. Oblig. Series 2021 B, 4% 1/1/2034	1,609,000	1,592,445
Chicago IL Gen. Oblig. Series 2021 B, 4% 1/1/2038	2,890,000	2,684,428
Chicago IL Gen. Oblig. Series 2025A, 6% 1/1/2046 (Build America Mutual Assurance Co Insured)	9,000,000	9,837,033
Chicago IL Gen. Oblig. Series 2025B, 5% 1/1/2033	6,750,000	7,195,846
Chicago IL Gen. Oblig. Series 2025B, 5% 1/1/2035	5,000,000	5,337,523
Chicago IL Gen. Oblig. Series 2025B, 5.5% 1/1/2040	7,960,000	8,422,280
Chicago IL Gen. Oblig. Series 2025F, 6% 1/1/2055	5,000,000	5,246,115
Cook Cnty IL Gen. Oblig. 5% 11/15/2031	3,415,000	3,755,071
Cook Cnty IL Gen. Oblig. 5% 11/15/2032	2,245,000	2,463,102
Cook Cnty IL Gen. Oblig. 5% 11/15/2033	2,200,000	2,405,600
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2025	580,000	580,196
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2026	295,000	298,680
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2027	300,000	307,075
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2028	150,000	155,328
Cook Cnty IL Gen. Oblig. Series 2022 A, 5% 11/15/2029	940,000	1,021,522
Cook Cnty Ill Cmnty Cons Sch Dist No 059 Elk Grove Series 2020, 5% 3/1/2028	1,265,000	1,331,838
Cook County IL Community Consolidate School District No 034 Glenview Series 2021 A, 3% 12/1/2036	640,000	600,390
DuPage & Cook Cntys IL Cmnty Unit Sch Dist No 205 Series 2022, 4% 9/15/2042	7,900,000	7,750,047
Illinois St Gen. Oblig. 5% 2/1/2027	265,000	271,484
Illinois St Gen. Oblig. 5% 3/1/2032	2,060,000	2,295,335
Illinois St Gen. Oblig. 5.5% 1/1/2028	4,680,000	4,936,152
Illinois St Gen. Oblig. Series 2017C, 5% 11/1/2029	1,440,000	1,494,540
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2027	2,835,000	2,948,594
Illinois St Gen. Oblig. Series 2018 A, 5% 10/1/2029	1,495,000	1,582,948
Illinois St Gen. Oblig. Series 2018B, 5% 10/1/2026	935,000	952,454
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2029	2,060,000	2,197,995
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2032	1,000,000	1,114,240
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2034	3,640,000	4,012,746
Illinois St Gen. Oblig. Series 2022A, 5.25% 3/1/2037	1,600,000	1,751,700
Illinois St Gen. Oblig. Series 2022A, 5.5% 3/1/2042	2,000,000	2,157,085
Illinois St Gen. Oblig. Series 2022A, 5.5% 3/1/2047	4,000,000	4,206,420
Illinois St Gen. Oblig. Series DECEMBER 2021 B, 4% 12/1/2034	1,655,000	1,682,674
Illinois St Gen. Oblig. Series MARCH 2021 A, 4% 3/1/2039	2,300,000	2,257,923
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2028	4,000,000	4,186,820
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2032	180,000	197,565
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2033	935,000	1,022,061
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2034	935,000	1,016,859
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2046	1,870,000	1,908,053
Illinois St Gen. Oblig. Series MAY 2020, 5.5% 5/1/2039	6,530,000	6,992,921
Illinois St Gen. Oblig. Series MAY 2023 B, 5% 5/1/2037	4,730,000	5,118,312
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2040	1,160,000	1,246,792
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2041	1,520,000	1,623,361
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2029	6,485,000	6,960,150
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2036	2,945,000	3,208,446
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2033	2,375,000	2,673,495
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2037	1,790,000	1,977,191
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2043	1,580,000	1,684,346
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2047	1,155,000	1,202,445
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2048	4,850,000	5,035,037
Illinois St Gen. Oblig. Series OCT 2020 B, 4% 10/1/2032	2,570,000	2,643,899
Illinois St Gen. Oblig. Series OCT 2020 B, 5% 10/1/2028	4,060,000	4,293,855
Illinois St Gen. Oblig. Series OCTOBER 2016, 4% 2/1/2030 (Assured Guaranty Inc Insured)	1,590,000	1,607,341
Kane Cnty Ill Sch Dist No 131 Series 2020 A, 4% 12/1/2030 (Assured Guaranty Inc Insured)	430,000	447,264
Kane Cnty Ill Sch Dist No 131 Series 2020 A, 4% 12/1/2031 (Assured Guaranty Inc Insured)	575,000	596,140
Kane Cnty Ill Sch Dist No 131 Series 2020 A, 4% 12/1/2033 (Assured Guaranty Inc Insured)	240,000	247,271
Kane Cnty Ill Sch Dist No 131 Series 2020 A, 4% 12/1/2035 (Assured Guaranty Inc Insured)	255,000	259,290
Kane Cnty Ill Sch Dist No 131 Series 2020 A, 4% 12/1/2036 (Assured Guaranty Inc Insured)	235,000	238,711
Kane Cnty Ill Sch Dist No 131 Series 2020 A, 4% 12/1/2038 (Assured Guaranty Inc Insured)	545,000	550,134
		230,653,494
Health Care - 0.8%
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 4% 12/1/2035	335,000	335,405
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 4.125% 5/15/2047	4,820,000	4,529,287
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2015 A, 5% 11/15/2045	9,360,000	9,362,767
Illinois Fin Auth Rev (University of Chicago Hosps,Il Proj.) Series B, 4% 8/15/2041	890,000	857,337
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 4% 2/15/2041	5,000	4,869
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 5% 2/15/2036	830,000	847,593
Illinois Finance Authority Rev (Carle Foundation Hospital,Il Proj.) Series 2021A, 3% 8/15/2048	8,175,000	6,395,984
Illinois Finance Authority Rev (Carle Foundation Hospital,Il Proj.) Series 2021B, 5% tender 8/15/2053 (b)	740,000	812,050
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2020A, 3.25% 8/15/2049	3,025,000	2,424,540
Illinois Finance Authority Rev (Osf Healthcare System Proj.) 3% 5/15/2050 (Build America Mutual Assurance Co Insured)	2,620,000	1,996,666
Illinois Finance Authority Rev (Osf Healthcare System Proj.) 3.25% 5/15/2039	2,075,000	1,864,214
Illinois Finance Authority Rev (Osf Healthcare System Proj.) Series 2020 A, 3% 5/15/2050	5,655,000	3,951,802
Illinois Finance Authority Rev (University Of Chicago Hosps,Il Proj.) Series 2025A 1, 5% tender 8/15/2054 (b)	3,865,000	4,283,224
		37,665,738
Housing - 0.3%
Illinois Housing Dev Auth (IL Homeowner Mortgage Proj.) Series C, 2.9% 8/1/2031	520,000	508,315
Illinois Housing Dev Auth Series 2019 D, 2.7% 10/1/2034 (IL Hsg Revenue Bonds 3/1/2016 Guaranteed)	415,000	383,153
Illinois Housing Development Authority (IL Hsg Revenue Bonds 3/1/2016 Proj.) Series 2025D, 6.25% 10/1/2055	7,500,000	8,491,480
Illinois Hsg Dev Auth Multi Fm (IL Mhsg Rev 9/1/16 Proj.) Series 2024 H2, 4% 1/1/2042	4,600,000	4,451,358
		13,834,306
Special Tax - 1.9%
Cook Cnty Ill Sales Tax Rev Series 2022 A, 5% 11/15/2042	10,000,000	10,633,190
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2031 (National Public Finance Guarantee Corporation Insured) (d)	625,000	508,050
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2035 (d)	730,000	500,201
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2036 (d)	970,000	632,226
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2036 (National Public Finance Guarantee Corporation Insured) (d)	7,050,000	4,595,043
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2037 (d)	1,815,000	1,123,071
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2026 (Assured Guaranty Inc Insured) (d)	1,055,000	1,034,305
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2029 (National Public Finance Guarantee Corporation Insured) (d)	4,800,000	4,254,123
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2035 (National Public Finance Guarantee Corporation Insured) (d)	750,000	526,575
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2040 (d)	985,000	529,210
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2041 (d)	1,355,000	687,561
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2043 (Assured Guaranty Inc Insured) (d)	2,995,000	1,365,869
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2046 (Assured Guaranty Inc Insured) (d)	14,385,000	5,518,726
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2047 (Assured Guaranty Inc Insured) (d)	2,365,000	859,737
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 5% 12/15/2028	3,070,000	3,185,535
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 5% 6/15/2042	2,520,000	2,575,650
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2020A, 4% 6/15/2050	8,380,000	7,246,337
Regional Transn Auth IL 5.75% 6/1/2033	10,000,000	11,224,335
Sales Tax Securitization Corp 3% 1/1/2027	1,420,000	1,421,563
Sales Tax Securitization Corp Series 2023C, 5% 1/1/2034	10,000,000	11,218,236
Sales Tax Securitization Corp Series 2023C, 5% 1/1/2035	4,000,000	4,467,336
Sales Tax Securitization Corp Series 2023D, 5% 1/1/2030	2,000,000	2,174,498
Sales Tax Securitization Corp Series 2024 A, 5% 1/1/2037	3,755,000	4,245,910
Sales Tax Securitization Corp Series 2024 A, 5% 1/1/2038	9,320,000	10,451,445
Sales Tax Securitization Corp Series 2024A, 5% 1/1/2041	1,000,000	1,085,782
		92,064,514
Transportation - 0.5%
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2036	2,105,000	2,218,690
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2037	3,040,000	3,193,354
Chicago IL O'Hare Intl Arpt Rev Series 2018 B, 4% 1/1/2044	1,680,000	1,583,440
Chicago IL O'Hare Intl Arpt Rev Series 2018 B, 5% 1/1/2048	9,830,000	9,986,018
Chicago IL O'Hare Intl Arpt Rev Series 2018 B, 5% 1/1/2053	360,000	363,292
Chicago IL O'Hare Intl Arpt Rev Series 2020A, 4% 1/1/2038	655,000	658,274
Chicago IL O'Hare Intl Arpt Rev Series 2022D, 5% 1/1/2036	2,000,000	2,209,326
Chicago IL O'Hare Intl Arpt Rev Series 2022D, 5% 1/1/2037	2,400,000	2,634,840
Illinois St Toll Hwy Auth Hwy Rev Series 2019 A, 5% 1/1/2044	460,000	471,523
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2038	945,000	1,017,616
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2041	205,000	216,245
Illinois St Toll Hwy Auth Hwy Rev Series 2024 A, 5% 1/1/2030	765,000	836,155
		25,388,773
TOTAL ILLINOIS		415,624,251
Indiana - 1.1%
Education - 0.1%
Purdue University Series 2023 A, 5% 7/1/2036	900,000	1,025,788
Purdue University Series 2025B, 5.25% 7/1/2050	4,855,000	5,218,688
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2019, 5% 4/1/2043	1,455,000	1,488,564
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2020, 5% 4/1/2032	715,000	763,340
		8,496,380
Electric Utilities - 0.2%
Rockport Ind Pollution Ctl Rev (Indiana Michigan Power Co Proj.) Series 2025 A, 3.7% tender 6/1/2047 (b)	10,185,000	10,498,131
General Obligations - 0.2%
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 1/15/2045 (Indiana St Guaranteed)	1,925,000	2,025,797
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 7/15/2040 (Indiana St Guaranteed)	1,500,000	1,648,545
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 7/15/2042 (Indiana St Guaranteed)	1,650,000	1,777,410
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 7/15/2043 (Indiana St Guaranteed)	1,355,000	1,441,453
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5.25% 7/15/2038 (Build America Mutual Assurance Co Insured)	2,665,000	3,027,477
		9,920,682
Health Care - 0.4%
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 4.25% 3/1/2049	465,000	434,878
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5.25% 3/1/2054	2,140,000	2,234,589
Indiana Fin Auth Health Sys Rev (Franciscan Alliance Proj.) Series 2016 A, 4% 11/1/2051	4,345,000	3,967,415
Indiana Fin Auth Health Sys Rev (Indiana University Health Proj.) Series 2025D 3, 5% tender 10/1/2059 (b)	9,215,000	10,487,540
Indiana St Hsg & Cmnty Dev Auth Multifamily Hsg Rev (Glasswater Creek Whitestown Proj Proj.) Series 2020, 5.375% 10/1/2040 (c)	695,000	600,663
		17,725,085
Housing - 0.1%
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 3% 1/1/2052	360,000	352,950
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2019 B, 3.5% 1/1/2049	235,000	234,033
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2020 A, 3.75% 1/1/2049	1,170,000	1,169,645
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2021 A, 5% 1/1/2028	305,000	318,819
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2021 A, 5% 1/1/2029	305,000	324,664
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2021 A, 5% 7/1/2028	305,000	322,029
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2021 A, 5% 7/1/2029	255,000	274,033
		2,996,173
Special Tax - 0.1%
Northern Indiana Commuter Transportation District Series 2024, 5% 1/1/2054	4,000,000	4,181,101
TOTAL INDIANA		53,817,552
Iowa - 0.1%
Health Care - 0.1%
Iowa Fin Auth Rev (Lifespace Proj.) Series 2021 A, 4% 5/15/2046	810,000	678,028
Iowa Fin Auth Rev (Lifespace Proj.) Series 2023B, 7.25% 5/15/2038	1,180,000	1,346,800
Iowa Fin Auth Rev (Unitypoint Health Proj.) Series 2018B, 5% 2/15/2048	935,000	950,572
		2,975,400
Tobacco Bonds - 0.0%
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 4% 6/1/2049	1,125,000	954,678
Water & Sewer - 0.0%
Cedar Rapids IA Swr Rev Series 2021 C, 2% 6/1/2036	375,000	312,133
TOTAL IOWA		4,242,211
Kansas - 0.3%
Special Tax - 0.3%
Garden City KS Sales Tax Rev Series 2025, 4.25% 6/1/2033 (c)	600,000	598,639
Kansas St Dept Transn Hwy Rev Series 2025A, 5% 9/1/2031	12,125,000	13,657,154
		14,255,793
TOTAL KANSAS		14,255,793
Kentucky - 2.0%
Education - 0.0%
Boyle Cnty KY Edl Facs Rev (Centre College Proj.) Series 2017, 5% 6/1/2037	300,000	305,470
Electric Utilities - 0.1%
Carroll Cnty KY Pollution Ctl Rev (Kentucky Utilities Co Proj.) Series 2016 A, 1.55% tender 9/1/2042 (b)	6,250,000	6,121,729
General Obligations - 0.9%
Fayette County School District/KY Series 2025 A, 5.25% 6/1/2044 (Build America Mutual Assurance Co Insured)	3,705,000	4,004,578
Fayette County School District/KY Series 2025 A, 5.25% 6/1/2045 (Build America Mutual Assurance Co Insured)	11,810,000	12,708,010
Kentucky Inc KY Pub Energy Auth Gas Supply Rev 5% tender 5/1/2055 (Goldman Sachs Group Inc/The Guaranteed) (b)	3,900,000	4,144,234
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2020 A, 4% tender 12/1/2050 (BP PLC Guaranteed) (b)	10,775,000	10,853,841
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2028	935,000	987,542
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2038	3,745,000	3,895,424
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 4% 11/1/2034	1,170,000	1,191,037
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 4% 11/1/2035	375,000	380,227
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 4% 11/1/2036	935,000	944,950
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 4% 11/1/2037	1,170,000	1,179,002
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 11/1/2029	1,035,000	1,103,522
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2038	4,580,000	5,160,484
		46,552,851
Health Care - 0.6%
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 4% 2/1/2036	710,000	697,539
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 4% 2/1/2037	540,000	529,052
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) Series 2019, 3% 2/1/2040 (Assured Guaranty Inc Insured)	1,350,000	1,219,901
Kentucky Econ Dev Fin Auth (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2049	3,180,000	3,203,057
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (b)	590,000	630,610
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (b)	490,000	497,398
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2020A, 3% 10/1/2043	4,535,000	3,571,106
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2023B, 5% tender 10/1/2047 (b)	15,240,000	16,245,138
		26,593,801
Housing - 0.3%
Kentucky Hsg Corp Sf Mtg Rev (KY Single Fam Mtg 10/1/23 Proj.) Series 2023A, 6% 7/1/2054	12,515,000	13,693,759
Transportation - 0.1%
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2019, 5% 1/1/2038	685,000	718,653
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2019, 5% 1/1/2039	645,000	674,563
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2019, 5% 1/1/2049	2,340,000	2,384,387
		3,777,603
TOTAL KENTUCKY		97,045,213
Louisiana - 0.4%
Health Care - 0.1%
Louisiana Pub Facs Rev (Christus Health Proj.) Series 2018 E, 5% 7/1/2032	1,375,000	1,466,935
Louisiana Pub Facs Rev (Christus Health Proj.) Series 2018 E, 5% 7/1/2033	1,120,000	1,190,386
Louisiana Pub Facs Rev (Christus Health Proj.) Series 2018 E, 5% 7/1/2034	1,295,000	1,370,468
Louisiana Pub Facs Rev (Ochsner Clinic Foundation Proj.) Series 2017, 5% 5/15/2027	830,000	854,220
		4,882,009
Housing - 0.0%
Louisiana Hsg Corp Single Family Mtg Rev (LA Home Ownership Proj.) 5.75% 12/1/2053	940,000	1,018,192
Louisiana Hsg Corp Single Family Mtg Rev (LA Home Ownership Proj.) Series 2021 D, 2.35% 12/1/2041	1,000,000	772,115
		1,790,307
Industrial Development - 0.1%
St John Baptist Parish LA Rev (Conocophillips Inc Proj.) 4.05% tender 6/1/2037 (b)	2,770,000	2,790,218
St John Baptist Parish LA Rev (ConocoPhillips Proj.) 2.2% 6/1/2037 (b)	1,400,000	1,393,402
		4,183,620
Special Tax - 0.2%
Lafayette Parish LA Sch Brd Series 2025, 5.5% 4/1/2045	1,330,000	1,452,160
Lafayette Parish LA Sch Brd Series 2025, 5.75% 4/1/2050	2,675,000	2,969,007
Lafayette Parish LA Sch Brd Series 2025, 5.75% 4/1/2055	3,865,000	4,274,141
		8,695,308
TOTAL LOUISIANA		19,551,244
Maine - 0.6%
Education - 0.3%
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) 4% 7/1/2046	2,865,000	2,583,548
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2033	260,000	267,091
Maine Health & Higher Edl Facsauth Rev (Northeastern University Proj.) Series 2024B, 5.25% 10/1/2054	5,125,000	5,449,328
University ME Sys Rev Series 2022, 5.5% 3/1/2062	3,800,000	4,021,177
		12,321,144
General Obligations - 0.3%
Auburn ME Series 2021, 2% 11/1/2035	500,000	409,798
Brunswick ME 2.25% 11/1/2035	685,000	603,281
Town of Bar Harbor ME Series 2024, 5% 9/1/2035	700,000	816,553
Town of Bar Harbor ME Series 2024, 5% 9/1/2036	1,175,000	1,358,852
Town of Bar Harbor ME Series 2024, 5% 9/1/2037	1,250,000	1,433,597
Town of Bar Harbor ME Series 2024, 5% 9/1/2038	1,000,000	1,137,984
Town of Bar Harbor ME Series 2024, 5% 9/1/2039	500,000	564,295
Town of Bar Harbor ME Series 2024, 5% 9/1/2041	1,000,000	1,107,706
Town of Bar Harbor ME Series 2024, 5% 9/1/2042	500,000	548,553
Town of Bar Harbor ME Series 2024, 5% 9/1/2043	500,000	543,682
Town of Bar Harbor ME Series 2024, 5% 9/1/2044	700,000	755,694
Town of Bar Harbor ME Series 2024, 5% 9/1/2049	2,000,000	2,129,018
Town of Bar Harbor ME Series 2024, 5% 9/1/2054	2,500,000	2,644,964
		14,053,977
Housing - 0.0%
Maine Hsg Auth Mtg (ME Mortgage Proj.) Series 2022E, 5% 11/15/2052	840,000	865,277
Maine Hsg Auth Mtg Series 2020 A, 3% 11/15/2044	2,525,000	2,061,146
		2,926,423
Transportation - 0.0%
Maine Turnpike Auth Rev Bonds Series 2018, 5% 7/1/2047	470,000	478,417
TOTAL MAINE		29,779,961
Maryland - 1.0%
Education - 0.1%
Maryland Health & Higher Educational Facilities Authority (MD Inst College of Art Proj.) Series 2024, 5.25% 6/1/2033	1,105,000	1,190,969
Maryland Health & Higher Educational Facilities Authority (MD Inst College of Art Proj.) Series 2024, 5.25% 6/1/2035	1,300,000	1,397,158
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 5% 6/1/2031	330,000	353,329
		2,941,456
General Obligations - 0.4%
Anne Arundel Cnty MD Gen. Oblig. Series 2025, 5% 10/1/2045	5,055,000	5,479,278
Maryland St Stad Auth Hagerstown Multi-Use Sports & Events Fac Lease Rev (State of Maryland Proj.) Series 2022 A, 5% 6/1/2047	5,725,000	5,944,203
Maryland St Stad Auth Hagerstown Multi-Use Sports & Events Fac Lease Rev (State of Maryland Proj.) Series 2022 A, 5% 6/1/2052	1,350,000	1,391,988
Prince Georges County MD Gen. Oblig. Series 2021 A, 2% 7/1/2035	6,800,000	5,825,484
		18,640,953
Health Care - 0.2%
Maryland Health & Higher Educational Facilities Authority (Frederick Memorial Hospital MD Proj.) Series 2023, 5% 7/1/2028	625,000	653,691
Maryland Health & Higher Educational Facilities Authority (Frederick Memorial Hospital MD Proj.) Series 2023, 5% 7/1/2039	2,000,000	2,119,445
Maryland Health & Higher Educational Facilities Authority (Greater Baltimore Med Ctr, MD Proj.) Series 2021 A, 3% 7/1/2051	3,325,000	2,380,654
Maryland Health & Higher Educational Facilities Authority (Lifebridge Health Proj.) Series 2024, 5% 7/1/2049	1,000,000	1,035,097
Maryland Health & Higher Educational Facilities Authority (Lifebridge Health Proj.) Series 2024, 5.25% 7/1/2054	4,545,000	4,809,069
		10,997,956
Housing - 0.1%
Maryland Community Development Administration (Residential Revenue Bonds Proj.) 3.5% 3/1/2050	1,375,000	1,369,214
Maryland Community Development Administration (Residential Revenue Bonds Proj.) 5% 9/1/2027	680,000	705,924
Maryland Community Development Administration (Residential Revenue Bonds Proj.) 5% 9/1/2028	110,000	116,220
Maryland Community Development Administration (Residential Revenue Bonds Proj.) Series 2019 B, 4% 9/1/2049	205,000	206,645
Maryland Community Development Administration Series 2020 A, 2.5% 9/1/2040	4,000,000	3,179,123
Montgomery Cnty MD Hsg Opptys Commn Rev Series 2023 C, 5.75% 1/1/2058	1,500,000	1,643,030
		7,220,156
Special Tax - 0.1%
State of Maryland Built to Learn Revenue Series 2021, 4% 6/1/2046	675,000	633,509
State of Maryland Built to Learn Revenue Series 2022 A, 4% 6/1/2035	2,340,000	2,453,781
		3,087,290
Transportation - 0.1%
Maryland St Transn Auth Transn 2.5% 7/1/2047	1,650,000	1,135,348
Maryland St Transn Auth Transn Series 2024 A, 5% 7/1/2031	3,760,000	4,256,860
		5,392,208
TOTAL MARYLAND		48,280,019
Massachusetts - 1.8%
Education - 0.4%
Massachusetts Development Finance Agency (Boston College,Ma Proj.) Series 2021 V, 5% 7/1/2055	4,980,000	5,703,879
Massachusetts Development Finance Agency (Simmons College, MA Proj.) 4% 10/1/2050	3,485,000	2,433,160
Massachusetts Development Finance Agency (Simmons College, MA Proj.) 5% 10/1/2045	2,625,000	2,274,324
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) 4% 7/1/2045	3,425,000	2,947,807
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) Series 2019, 5% 7/1/2028	515,000	528,775
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) Series 2019, 5% 7/1/2029	470,000	486,953
Massachusetts St Dev Fin Agy Rev (Emerson College, MA Proj.) Series 2017A, 5% 1/1/2036	2,260,000	2,303,274
Massachusetts St Dev Fin Agy Rev (Provident Commonwealth Ed Resources Inca Proj.) Series 2016, 5% 10/1/2041	1,000,000	1,000,725
Massachusetts St Dev Fin Agy Rv (Emerson College, MA Proj.) Series 2025, 5% 1/1/2032	500,000	539,957
Massachusetts St Dev Fin Agy Rv (Emerson College, MA Proj.) Series 2025, 5% 1/1/2033	500,000	543,287
Massachusetts St Dev Fin Agy Rv (Emerson College, MA Proj.) Series 2025, 5% 1/1/2034	575,000	626,217
Massachusetts St Dev Fin Agy Rv (Emerson College, MA Proj.) Series 2025, 5% 1/1/2035	410,000	446,354
Massachusetts St Dev Fin Agy Rv (Emerson College, MA Proj.) Series 2025, 5% 1/1/2036	500,000	539,488
Massachusetts St Dev Fin Agy Rv (Emerson College, MA Proj.) Series 2025, 5% 1/1/2037	600,000	641,869
Massachusetts St Dev Fin Agy Rv (Emerson College, MA Proj.) Series 2025, 5.25% 1/1/2040	535,000	564,334
Massachusetts St Dev Fin Agy Rv (Emerson College, MA Proj.) Series 2025, 5.25% 1/1/2041	615,000	642,343
Massachusetts St Dev Fin Agy Rv (Emerson College, MA Proj.) Series 2025, 5.25% 1/1/2042	450,000	465,155
		22,687,901
General Obligations - 0.9%
Massachusetts St Gen. Oblig. 5% 4/1/2042	1,750,000	1,930,002
Massachusetts St Gen. Oblig. 5% 4/1/2044	1,250,000	1,351,887
Massachusetts St Gen. Oblig. 5% 4/1/2045	2,000,000	2,149,285
Massachusetts St Gen. Oblig. 5% 4/1/2046	3,000,000	3,210,815
Massachusetts St Gen. Oblig. 5% 4/1/2047	1,505,000	1,606,512
Massachusetts St Gen. Oblig. 5% 7/1/2031	2,000,000	2,265,078
Massachusetts St Gen. Oblig. 5.25% 10/1/2047	20,000,000	21,300,264
Rockland Mass Series 2020, 2.15% 8/1/2045	4,580,000	3,066,230
Somerville MA Series 2020, 2% 10/15/2037	1,000,000	824,901
Stoneham Mass Series 2022, 2.125% 1/15/2038	1,000,000	829,319
Waltham Mass 2% 10/15/2037	2,570,000	2,109,913
		40,644,206
Health Care - 0.4%
Massachusetts Dev Fin Agy Sr Living Rev (Care Communities LLC Proj.) Series 2025 A 1, 6.5% 7/15/2060 (c)	14,930,000	14,923,573
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2019 K, 5% 7/1/2026	1,015,000	1,027,331
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2019 K, 5% 7/1/2027	1,220,000	1,260,093
Massachusetts Development Finance Agency (Tufts Medicine Proj.) Series 2019 A, 5% 7/1/2026	1,640,000	1,647,473
		18,858,470
Housing - 0.0%
Massachusetts St Hsg Fin Agy Series 218, 2.3% 12/1/2040	1,500,000	1,175,359
Water & Sewer - 0.1%
Massachusetts Clean Water Trust/The Series 26A, 5% 2/1/2031	2,000,000	2,259,631
Massachusetts Clean Water Trust/The Series 26A, 5% 2/1/2033	1,500,000	1,751,204
		4,010,835
TOTAL MASSACHUSETTS		87,376,771
Michigan - 3.0%
Education - 0.3%
Michigan St Univ Revs Series 2025A, 5% 2/15/2041	2,275,000	2,513,036
Michigan St Univ Revs Series 2025A, 5% 2/15/2042	1,750,000	1,913,124
Michigan St Univ Revs Series 2025A, 5% 2/15/2043	2,000,000	2,165,673
Michigan St Univ Revs Series 2025A, 5% 2/15/2044	1,750,000	1,880,856
Oakland Univ Mich Rev Series 2019, 5% 3/1/2031	545,000	583,187
Oakland Univ Mich Rev Series 2019, 5% 3/1/2032	610,000	651,555
Oakland Univ Mich Rev Series 2019, 5% 3/1/2033	585,000	623,255
Oakland Univ Mich Rev Series 2019, 5% 3/1/2034	655,000	695,679
Oakland Univ Mich Rev Series 2019, 5% 3/1/2035	655,000	693,838
Oakland Univ Mich Rev Series 2019, 5% 3/1/2036	750,000	791,877
Oakland Univ Mich Rev Series 2019, 5% 3/1/2037	840,000	883,675
Oakland Univ Mich Rev Series 2019, 5% 3/1/2038	1,240,000	1,300,024
Oakland Univ Mich Rev Series 2019, 5% 3/1/2039	840,000	878,077
		15,573,856
Electric Utilities - 0.1%
Lansing Mich Brd Wtr & Lt Util Sys Rev 2% tender 7/1/2051 (b)	6,940,000	6,855,875
General Obligations - 0.7%
Clarkston MI Cmnty Schs Series 2025 II, 5% 5/1/2033 (State of Michigan Guaranteed)	350,000	404,187
Clarkston MI Cmnty Schs Series 2025 II, 5% 5/1/2034 (State of Michigan Guaranteed)	550,000	641,464
Clarkston MI Cmnty Schs Series 2025 II, 5% 5/1/2035 (State of Michigan Guaranteed)	500,000	584,088
Clarkston MI Cmnty Schs Series 2025 II, 5% 5/1/2036 (State of Michigan Guaranteed)	550,000	632,228
Clarkston MI Cmnty Schs Series 2025 II, 5% 5/1/2037 (State of Michigan Guaranteed)	1,000,000	1,138,485
Clarkston MI Cmnty Schs Series 2025 II, 5% 5/1/2039 (State of Michigan Guaranteed)	1,000,000	1,114,205
Clarkston MI Cmnty Schs Series 2025 II, 5% 5/1/2040 (State of Michigan Guaranteed)	500,000	550,175
Clarkston MI Cmnty Schs Series 2025 II, 5% 5/1/2041 (State of Michigan Guaranteed)	1,000,000	1,088,189
Clarkston MI Cmnty Schs Series 2025 II, 5% 5/1/2042 (State of Michigan Guaranteed)	1,525,000	1,642,787
Clarkston MI Cmnty Schs Series 2025 II, 5% 5/1/2043 (State of Michigan Guaranteed)	1,150,000	1,227,373
Clarkston MI Cmnty Schs Series 2025 II, 5% 5/1/2044 (State of Michigan Guaranteed)	1,500,000	1,590,520
Clarkston MI Cmnty Schs Series 2025 II, 5% 5/1/2045 (State of Michigan Guaranteed)	1,600,000	1,690,861
Clarkston MI Cmnty Schs Series 2025 II, 5% 5/1/2046 (State of Michigan Guaranteed)	2,450,000	2,574,667
Clarkston MI Cmnty Schs Series 2025 II, 5% 5/1/2047 (State of Michigan Guaranteed)	3,450,000	3,615,962
Clarkston MI Cmnty Schs Series 2025 II, 5.25% 5/1/2050 (State of Michigan Guaranteed)	5,100,000	5,429,411
Detroit MI Gen. Oblig. Series 2021A, 5% 4/1/2050	800,000	803,784
Grand Rapids MI Gen. Oblig. Series 2025, 5% 4/1/2042	1,000,000	1,090,565
Grand Rapids MI Gen. Oblig. Series 2025, 5% 4/1/2043	1,000,000	1,080,529
Grand Rapids MI Gen. Oblig. Series 2025, 5% 4/1/2044	1,000,000	1,072,730
Grand Rapids MI Pub Schs Series 2019, 5% 11/1/2026 (Assured Guaranty Inc Insured)	860,000	879,194
Lansing Mich Sch Dist Series 2025 II, 5% 5/1/2040 (State of Michigan Guaranteed)	1,000,000	1,097,000
Lansing Mich Sch Dist Series 2025 II, 5% 5/1/2042 (State of Michigan Guaranteed)	1,100,000	1,182,263
Lansing Mich Sch Dist Series 2025 II, 5% 5/1/2045 (State of Michigan Guaranteed)	1,355,000	1,421,157
Lansing Mich Sch Dist Series 2025 II, 5% 5/1/2046 (State of Michigan Guaranteed)	1,150,000	1,198,514
Lansing Mich Sch Dist Series 2025 II, 5% 5/1/2047 (State of Michigan Guaranteed)	1,075,000	1,117,392
Michigan St Bldg Auth Rev (State of Michigan Proj.) 3% 10/15/2045	1,205,000	969,192
Wayne-Westland Comnyt Sch Mich Series 2022, 3% 11/1/2046 (State of Michigan Guaranteed)	1,475,000	1,132,117
		36,969,039
Health Care - 0.2%
Flint MI Hosp Bldg Auth Rev (Hurley Medical Center, MI Proj.) Series 2020, 4% 7/1/2041	990,000	920,701
Flint MI Hosp Bldg Auth Rev (Hurley Medical Center, MI Proj.) Series 2020, 5% 7/1/2026	400,000	400,941
Flint MI Hosp Bldg Auth Rev (Hurley Medical Center, MI Proj.) Series 2020, 5% 7/1/2027	620,000	630,759
Flint MI Hosp Bldg Auth Rev (Hurley Medical Center, MI Proj.) Series 2020, 5% 7/1/2028	865,000	889,769
Grand Traverse Cnty MI Hosp (Munson Healthcare Proj.) 3% 7/1/2051	1,020,000	723,304
Michigan Fin Auth Rev (Bronson Methodist Hsp, Mi Proj.) Series 2019 B, 5% tender 11/15/2044 (b)	1,235,000	1,242,104
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2016, 5% 11/15/2026	795,000	813,157
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2019A, 5% 11/15/2048	270,000	273,546
Michigan Fin Auth Rev (Trinity Health Proj.) Series 2019 A, 4% 12/1/2049	745,000	665,909
Michigan Fin Auth Rev (Trinity Health Proj.) Series MI 2019 A, 3% 12/1/2049	2,045,000	1,454,662
		8,014,852
Housing - 0.3%
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 3.5% 12/1/2050	1,625,000	1,617,783
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2021 A, 2.45% 10/1/2046	2,240,000	1,553,686
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2021 A, 2.55% 10/1/2051	1,535,000	1,018,351
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2021 A, 2.7% 10/1/2056	1,000,000	656,919
Michigan Hsg Dev Auth Rent Hsg Rev Series 2023 B, 5.75% 6/1/2054	7,120,000	7,600,869
Michigan St Hsg Dev Auth Sfmr (MI Single Family Mortgage Proj.) Series B, 3.5% 6/1/2047	430,000	429,376
		12,876,984
Tobacco Bonds - 0.0%
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 4% 6/1/2049	810,000	700,353
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) Series 2020 A 2, 5% 6/1/2040	470,000	479,219
		1,179,572
Transportation - 0.9%
Wayne Cnty Mich Arpt Auth Rev Series 2023 C, 5.25% 12/1/2040 (Assured Guaranty Inc Insured)	2,055,000	2,301,816
Wayne Cnty Mich Arpt Auth Rev Series 2023A, 5.25% 12/1/2040 (Assured Guaranty Inc Insured)	2,200,000	2,464,231
Wayne Cnty Mich Arpt Auth Rev Series 2023A, 5.25% 12/1/2041 (Assured Guaranty Inc Insured)	2,090,000	2,319,955
Wayne Cnty Mich Arpt Auth Rev Series 2023A, 5.25% 12/1/2042 (Assured Guaranty Inc Insured)	1,800,000	1,973,914
Wayne Cnty Mich Arpt Auth Rev Series 2023A, 5.25% 12/1/2043 (Assured Guaranty Inc Insured)	2,075,000	2,257,111
Wayne Cnty Mich Arpt Auth Rev Series 2025 A, 5% 12/1/2042	1,300,000	1,423,109
Wayne Cnty Mich Arpt Auth Rev Series 2025 A, 5.25% 12/1/2043	1,250,000	1,379,722
Wayne Cnty Mich Arpt Auth Rev Series 2025 A, 5.25% 12/1/2044	2,500,000	2,738,575
Wayne Cnty Mich Arpt Auth Rev Series 2025 A, 5.25% 12/1/2045	5,000,000	5,453,669
Wayne Cnty Mich Arpt Auth Rev Series 2025 A, 5.5% 12/1/2050	4,340,000	4,746,173
Wayne Cnty Mich Arpt Auth Rev Series 2025 C, 5% 12/1/2042	2,875,000	3,147,261
Wayne Cnty Mich Arpt Auth Rev Series 2025 C, 5.25% 12/1/2043	3,000,000	3,311,333
Wayne Cnty Mich Arpt Auth Rev Series 2025 C, 5.25% 12/1/2044	5,390,000	5,904,369
		39,421,238
Water & Sewer - 0.5%
Great Lakes Sewer Auth Mich Series 2022A, 5% 7/1/2037	3,175,000	3,523,527
Great Lakes Sewer Auth Mich Series 2022A, 5% 7/1/2038	1,325,000	1,458,014
Great Lakes Sewer Auth Mich Series 2025 B, 5% 7/1/2036	7,000,000	8,036,948
Great Lakes Sewer Auth Mich Series 2025 C, 5.5% 7/1/2050	2,275,000	2,476,397
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2022 A, 5% 7/1/2037	750,000	832,329
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2022 A, 5% 7/1/2038	1,000,000	1,100,388
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2025 D, 5.5% 7/1/2050	6,200,000	6,748,863
		24,176,466
TOTAL MICHIGAN		145,067,882
Minnesota - 0.6%
Education - 0.0%
Minnesota Higher Ed Facs Auth Rev (Augsburg College Proj.) Series 2016 A, 5% 5/1/2046	1,365,000	936,777
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2045	5,000	4,899
		941,676
General Obligations - 0.2%
Mounds View MN Indpt Sch Dist No 621 Series 2018 A, 3.45% 2/1/2037 (Minnesota St Guaranteed)	1,155,000	1,156,700
Mounds View MN Indpt Sch Dist No 621 Series 2018 A, 3.55% 2/1/2038 (Minnesota St Guaranteed)	1,205,000	1,205,862
Sauk Rapids Minn Isd No 47 Series 2020A, 2.5% 2/1/2038 (Minnesota St Guaranteed)	1,855,000	1,582,051
St Cloud MN Indpt Sch Dist 742 Series 2025 A, 0% 2/1/2040 (Minnesota St Guaranteed) (d)	2,700,000	1,445,868
St Cloud MN Indpt Sch Dist 742 Series 2025 A, 0% 2/1/2041 (Minnesota St Guaranteed) (d)	1,765,000	885,791
St Cloud MN Indpt Sch Dist 742 Series 2025 A, 0% 2/1/2044 (Minnesota St Guaranteed) (d)	1,230,000	508,340
West St Paul MN Indept Sch Dis Series 2018 A, 3.6% 2/1/2037 (Minnesota St Guaranteed)	845,000	848,185
West St Paul MN Indept Sch Dis Series 2018 A, 3.65% 2/1/2038 (Minnesota St Guaranteed)	885,000	887,559
		8,520,356
Health Care - 0.3%
Minneapolis MN Health Care Sys Rev (Allina Health System Proj.) Series 2023A, 5% tender 11/15/2052 (b)	10,845,000	11,385,783
Minneapolis MN Health Care Sys Rev (Allina Health System Proj.) Series 2023B, 5% tender 11/15/2053 (b)	4,175,000	4,520,696
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2019, 4% 5/1/2049	505,000	460,219
		16,366,698
Housing - 0.1%
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 F, 5.75% 7/1/2053	550,000	582,392
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 O, 6% 7/1/2053	2,790,000	2,989,838
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 R, 6.25% 7/1/2054	455,000	492,797
		4,065,027
Other - 0.0%
White Bear Lake Minn Rev (Ymca of The Greater Twin Cities Proj.) 5% 6/1/2027	470,000	480,956
TOTAL MINNESOTA		30,374,713
Mississippi - 0.1%
Education - 0.0%
Jackson St Univ Edl Bldg Corp MS Rev Series 2021 A, 1.4% 3/1/2034 (Build America Mutual Assurance Co Insured) (b)	2,170,000	1,873,836
General Obligations - 0.1%
Mississippi Dev Bank Spl Obl (Lamar Cnty Miss Sch Dist Proj.) 5.25% 6/1/2044	1,140,000	1,206,721
Mississippi Dev Bank Spl Obl (Lamar Cnty Miss Sch Dist Proj.) 5.25% 6/1/2045	1,075,000	1,133,259
		2,339,980
Health Care - 0.0%
Mississippi Hosp Eq & Facs Aut (North Mississippi Hlth Svcs Proj.) 5% 10/1/2026	610,000	619,204
Mississippi Hosp Eq & Facs Aut (North Mississippi Hlth Svcs Proj.) 5% 10/1/2028	935,000	982,506
Mississippi Hosp Eq & Facs Aut (North Mississippi Hlth Svcs Proj.) Series 2020 II, 5% tender 10/1/2040 (b)	565,000	576,415
		2,178,125
TOTAL MISSISSIPPI		6,391,941
Missouri - 0.4%
Health Care - 0.1%
Missouri Hlth & Edl Facs Rev (Bjc Health System Proj.) Series 2021 A, 4% 7/1/2033	1,795,000	1,890,823
Missouri Hlth & Edl Facs Rev (Bjc Health System Proj.) Series 2021 A, 4% 7/1/2046	1,170,000	1,091,665
St Louis Cnty MO Indl Dev Auth Sr Living Facs Rev (Friendship Village of West County Proj.) Series 2018A, 5.125% 9/1/2048	55,000	54,385
		3,036,873
Housing - 0.2%
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2019B, 4% 5/1/2050	80,000	80,253
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2021 A, 3% 5/1/2052	1,715,000	1,688,266
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2023 E, 6.5% 5/1/2054	1,115,000	1,247,056
Missouri St Hsg Dev Commn Single Family Mtg Rev (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2025F, 5% 11/1/2050	3,705,000	3,768,409
		6,783,984
Transportation - 0.0%
St Louis MO Arpt Rev Series 2019C, 5% 7/1/2027	2,275,000	2,348,266
Water & Sewer - 0.1%
Kansas City MO Wtr Rev 4% 12/1/2032	630,000	671,802
Kansas City MO Wtr Rev 4% 12/1/2034	375,000	396,584
Kansas City MO Wtr Rev 4% 12/1/2036	655,000	674,593
Kansas City MO Wtr Rev 4% 12/1/2037	470,000	482,872
Kansas City MO Wtr Rev 4% 12/1/2040	470,000	478,301
Kansas City MO Wtr Rev 5% 12/1/2028	545,000	585,117
Kansas City MO Wtr Rev 5% 12/1/2029	330,000	362,123
Kansas City MO Wtr Rev 5% 12/1/2030	620,000	694,256
Kansas City MO Wtr Rev 5% 12/1/2035	560,000	614,718
		4,960,366
TOTAL MISSOURI		17,129,489
Montana - 0.1%
Health Care - 0.1%
Montana Fac Fin Auth Health Facs Rev (Bozeman Health Proj.) Series 2021 A, 3% 6/1/2050	4,950,000	3,564,636
Montana Facility Fin Auth Rev (Benefis Health System Proj.) Series 2025 B, 5% tender 2/15/2065 (b)	1,065,000	1,144,964
Montana Facility Finance Authority (Logan Health Proj.) 5% 7/1/2028	645,000	677,269
		5,386,869
Housing - 0.0%
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) Series 2019B, 4% 6/1/2050	40,000	40,322
TOTAL MONTANA		5,427,191
Nebraska - 0.8%
Education - 0.0%
Douglas Cnty Neb Edl Facs Rev (Creighton University Proj.) Series 2021 A, 3% 7/1/2051	940,000	668,819
Electric Utilities - 0.4%
Omaha Public Power District Series 2025 A, 5% 2/1/2040	3,000,000	3,353,941
Omaha Public Power District Series 2025 A, 5% 2/1/2041	2,700,000	2,990,237
Omaha Public Power District Series 2025 A, 5% 2/1/2042	4,000,000	4,389,445
Omaha Public Power District Series 2025 A, 5% 2/1/2043	2,630,000	2,861,973
Omaha Public Power District Series 2025 A, 5% 2/1/2044	2,950,000	3,182,577
Omaha Public Power District Series 2025 A, 5% 2/1/2045	4,125,000	4,425,650
		21,203,823
General Obligations - 0.3%
Central Plains Energy Proj NE Gas Proj Rev Series 2025A SUB A 1, 5% tender 8/1/2055 (Royal Bank of Canada Guaranteed) (b)	14,305,000	15,450,637
Housing - 0.1%
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2020 A, 3.5% 9/1/2050	1,740,000	1,731,375
Nebraska Invt Fin Auth Single Family Hsg Rev Series 2025E, 6.25% 9/1/2055	1,390,000	1,552,970
		3,284,345
TOTAL NEBRASKA		40,607,624
Nevada - 0.7%
General Obligations - 0.3%
Clark Cnty NV School Dist Series 2017 A, 5% 6/15/2026	200,000	202,642
Clark Cnty NV School Dist Series 2024 B, 3% 6/15/2041	12,190,000	10,586,698
Nevada St Gen. Oblig. Series 2024A, 3% 5/1/2041	3,730,000	3,310,257
		14,099,597
Housing - 0.1%
Nevada Hsg Div Single Family Mtg Rev (NV Single Fam Mort Rev 9/1/2008 Proj.) 3% 10/1/2051	4,385,000	4,295,153
Nevada Hsg Div Single Family Mtg Rev (NV Single Fam Mort Rev 9/1/2008 Proj.) Series 2019 A, 4% 4/1/2049	710,000	712,406
Nevada Hsg Div Single Family Mtg Rev (NV Single Fam Mort Rev 9/1/2008 Proj.) Series 2019B, 4% 10/1/2049	75,000	75,258
Nevada Hsg Div Single Family Mtg Rev Series 2021 A, 3% 4/1/2051	985,000	967,541
		6,050,358
Special Tax - 0.2%
NV Hwy Imp Rev Bd Series 2020 A, 2% 12/1/2032	3,020,000	2,744,262
NV Hwy Imp Rev Bd Series 2024 C, 3% 12/1/2040	5,605,000	5,031,832
NV Hwy Imp Rev Bd Series 2024 C, 3% 12/1/2041	1,000,000	882,424
		8,658,518
Water & Sewer - 0.1%
Las Vegas Valley NV Gen. Oblig. Series 2022A, 4% 6/1/2040	1,245,000	1,263,916
Las Vegas Valley NV Gen. Oblig. Series 2025A, 5% 6/1/2038	2,030,000	2,333,694
		3,597,610
TOTAL NEVADA		32,406,083
New Hampshire - 0.4%
Health Care - 0.0%
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 3% 8/15/2051 (Assured Guaranty Inc Insured)	1,990,000	1,465,770
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2034	295,000	306,705
		1,772,475
Housing - 0.4%
National Fin Auth NH Hosp Rev (Lihtc 2020-1 Us Proj.) Series 1 Class A, 4.125% 1/20/2034	1,544,393	1,575,468
National Fin Auth NH Hosp Rev (Lihtc 2022-1 Us Proj.) Series 1 Class A, 4.375% 9/20/2036	2,198,488	2,240,740
National Fin Auth NH Hosp Rev (Lihtc 2023-2 Us Proj.) Series 2 Class A, 3.875% 1/20/2038	6,120,958	5,903,247
New Hampshire Business Finance Authority (Lihtc 2022-2 Us Proj.) Series 2 Class A, 4% 10/20/2036	7,417,541	7,354,482
		17,073,937
TOTAL NEW HAMPSHIRE		18,846,412
New Jersey - 5.7%
Education - 0.5%
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2040 (Build America Mutual Assurance Co Insured)	1,250,000	1,354,456
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2043 (Build America Mutual Assurance Co Insured)	1,000,000	1,061,617
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2019A, 5% 12/1/2025	200,000	200,296
Montclair State University Inc (Montclair State University Inc Proj.) Series 2025A, 5% 7/1/2027 (Assured Guaranty Inc Insured)	1,100,000	1,142,143
Montclair State University Inc (Montclair State University Inc Proj.) Series 2025A, 5% 7/1/2030 (Assured Guaranty Inc Insured)	2,245,000	2,471,899
Montclair State University Inc (Montclair State University Inc Proj.) Series 2025A, 5% 7/1/2031 (Assured Guaranty Inc Insured)	2,405,000	2,692,454
Montclair State University Inc (Montclair State University Inc Proj.) Series 2025A, 5% 7/1/2032 (Assured Guaranty Inc Insured)	1,800,000	2,043,175
Montclair State University Inc (Montclair State University Inc Proj.) Series 2025A, 5% 7/1/2033 (Assured Guaranty Inc Insured)	1,240,000	1,422,258
Montclair State University Inc (Montclair State University Inc Proj.) Series 2025A, 5% 7/1/2034 (Assured Guaranty Inc Insured)	1,000,000	1,152,555
Montclair State University Inc (Montclair State University Inc Proj.) Series 2025A, 5% 7/1/2035 (Assured Guaranty Inc Insured)	1,000,000	1,153,935
Montclair State University Inc (Montclair State University Inc Proj.) Series 2025A, 5% 7/1/2036 (Assured Guaranty Inc Insured)	1,000,000	1,153,811
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) 5% 7/1/2038	1,980,000	2,080,118
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) 5% 7/1/2039	2,080,000	2,174,974
New Jersey Institute of Technology/NJ Series 2025A, 5% 7/1/2039 (Build America Mutual Assurance Co Insured)	1,500,000	1,711,491
New Jersey Institute of Technology/NJ Series 2025A, 5% 7/1/2041 (Build America Mutual Assurance Co Insured)	2,000,000	2,233,759
		24,048,941
General Obligations - 2.8%
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2035	1,085,000	1,115,327
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2036	420,000	429,890
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2016 A, 5% 7/15/2027	935,000	948,463
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2018EEE, 5% 6/15/2028	550,000	581,629
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 LLL, 4% 6/15/2044	2,745,000	2,669,191
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2046	740,000	704,485
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2031	2,560,000	2,781,360
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5% 6/15/2033	750,000	862,798
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5.25% 6/15/2036	1,055,000	1,226,059
New Jersey Eda St Lease Rev (New Jersey St Proj.) Series 2017 B, 5% 6/15/2026	935,000	947,181
New Jersey Eda St Lease Rev (New Jersey St Proj.) Series 2017 B, 5% 6/15/2035	545,000	577,383
New Jersey St Gen. Oblig. 2% 6/1/2034	740,000	644,970
New Jersey St Gen. Oblig. 4% 6/1/2031	13,000,000	13,936,614
New Jersey St Gen. Oblig. 5% 6/1/2028	935,000	990,435
New Jersey Trans Trust Fund Auth 0% 12/15/2027 (d)	1,130,000	1,062,954
New Jersey Trans Trust Fund Auth 0% 12/15/2029 (Assured Guaranty Inc Insured) (d)	1,310,000	1,165,188
New Jersey Trans Trust Fund Auth 0% 12/15/2030 (d)	1,000,000	860,992
New Jersey Trans Trust Fund Auth 0% 12/15/2030 (National Public Finance Guarantee Corporation Insured) (d)	2,100,000	1,808,083
New Jersey Trans Trust Fund Auth 0% 12/15/2031 (d)	1,615,000	1,344,798
New Jersey Trans Trust Fund Auth 0% 12/15/2031 (Financial Guaranty Ins CO Insured) (d)	5,400,000	4,496,540
New Jersey Trans Trust Fund Auth 0% 12/15/2033 (Assured Guaranty Inc Insured) (d)	5,165,000	3,993,802
New Jersey Trans Trust Fund Auth 4% 12/15/2039	935,000	940,773
New Jersey Trans Trust Fund Auth 4% 6/15/2034	550,000	574,430
New Jersey Trans Trust Fund Auth 4% 6/15/2045	5,915,000	5,629,416
New Jersey Trans Trust Fund Auth 4% 6/15/2050	6,105,000	5,569,818
New Jersey Trans Trust Fund Auth 5% 6/15/2032	1,095,000	1,223,541
New Jersey Trans Trust Fund Auth 5% 6/15/2033	4,230,000	4,711,887
New Jersey Trans Trust Fund Auth 5% 6/15/2036	10,200,000	11,727,098
New Jersey Trans Trust Fund Auth 5% 6/15/2036	1,075,000	1,170,833
New Jersey Trans Trust Fund Auth 5% 6/15/2040	12,850,000	14,237,387
New Jersey Trans Trust Fund Auth 5.25% 6/15/2039	2,900,000	3,311,845
New Jersey Trans Trust Fund Auth 5.25% 6/15/2050	4,475,000	4,758,499
New Jersey Trans Trust Fund Auth 5.25% 6/15/2055	9,435,000	9,965,756
New Jersey Trans Trust Fund Auth Series 2018 A, 4.25% 12/15/2038	2,355,000	2,392,002
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2032	630,000	671,901
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2034	1,100,000	1,167,285
New Jersey Trans Trust Fund Auth Series 2019 BB, 4% 6/15/2044	1,215,000	1,170,802
New Jersey Trans Trust Fund Auth Series 2020 AA, 5% 6/15/2050	370,000	378,213
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2038	750,000	765,500
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2040	3,125,000	3,143,013
New Jersey Trans Trust Fund Auth Series 2022 BB, 4% 6/15/2046	5,350,000	5,030,703
New Jersey Trans Trust Fund Auth Series 2022 BB, 4% 6/15/2050	3,600,000	3,284,414
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2030	1,845,000	2,029,976
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2031	4,485,000	5,021,054
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2033	1,250,000	1,415,515
New Jersey Trans Trust Fund Auth Series 2023A, 5.25% 6/15/2041	1,545,000	1,704,735
Ocean City NJ Gen. Oblig. 2% 10/15/2030	635,000	590,748
		135,735,286
Health Care - 0.2%
New Jersey Econom Dev Auth Rev (Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% (c)	220,000	172,342
New Jersey Economic Dev Auth Rev (White Horse HMT Urban Renewal LLC Proj.) 5% (c)(f)	304,743	215,465
New Jersey Health Care (Atlanticare Regional Med Ctr Proj.) 3% 7/1/2039	1,910,000	1,738,323
New Jersey Health Care (Rwj Barnabas Health Proj.) 5% tender 7/1/2045 (b)	1,585,000	1,606,353
New Jersey Health Care (St Joseph Hosp & Med Ctr, NJ Proj.) Series 2016, 4% 7/1/2048	3,355,000	2,917,958
New Jersey Health Care (St Joseph Hosp & Med Ctr, NJ Proj.) Series 2016, 5% 7/1/2028	1,095,000	1,102,690
		7,753,131
Tobacco Bonds - 0.1%
Tobacco Settlement Fin Corp NJ 5% 6/1/2028	935,000	984,552
Tobacco Settlement Fin Corp NJ Series 2018B, 5% 6/1/2046	4,270,000	4,157,434
		5,141,986
Transportation - 2.1%
New Jersey Turnpike Authority 5% 1/1/2028	3,005,000	3,154,384
New Jersey Turnpike Authority 5% 1/1/2028	800,000	819,952
New Jersey Turnpike Authority 5% 1/1/2032	2,375,000	2,692,297
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2042	2,455,000	2,666,421
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2043	2,580,000	2,779,411
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2044	3,440,000	3,686,526
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2045	3,075,000	3,281,967
New Jersey Turnpike Authority Series 2025A, 5% 1/1/2043	5,500,000	5,999,083
New Jersey Turnpike Authority Series 2025A, 5% 1/1/2044	6,000,000	6,496,142
New Jersey Turnpike Authority Series 2025A, 5% 1/1/2045	5,500,000	5,925,307
New Jersey Turnpike Authority Series 2025A, 5.25% 1/1/2050	11,735,000	12,686,202
New Jersey Turnpike Authority Series 2025B, 5% 1/1/2032	25,000,000	28,339,971
New Jersey Turnpike Authority Series 2025B, 5% 1/1/2036	4,000,000	4,668,379
New Jersey Turnpike Authority Series 2025B, 5% 1/1/2039	6,750,000	7,673,597
Newark NJ Hsg Auth Port Auth Port Newark Marine Term Rent Backed (Port Auth NY & NJ Proj.) Series 2007, 5.25% 1/1/2026 (National Public Finance Guarantee Corporation Insured)	935,000	937,572
Port Auth NY & NJ Series 243, 5% 12/1/2037	4,750,000	5,387,574
South Jersey Trans Auth NJ Trans Sys Rev Series 2022 A, 5% 11/1/2038	1,000,000	1,094,629
South Jersey Trans Auth NJ Trans Sys Rev Series 2022 A, 5% 11/1/2040	1,350,000	1,458,342
South Jersey Trans Auth NJ Trans Sys Rev Series 2025A, 5% 11/1/2032	1,200,000	1,376,626
South Jersey Trans Auth NJ Trans Sys Rev Series 2025A, 5% 11/1/2033	1,300,000	1,508,531
South Jersey Trans Auth NJ Trans Sys Rev Series 2025A, 5% 11/1/2034	1,000,000	1,169,795
South Jersey Trans Auth NJ Trans Sys Rev Series 2025A, 5% 11/1/2035	725,000	841,617
		104,644,325
TOTAL NEW JERSEY		277,323,669
New Jersey,New York - 0.1%
Transportation - 0.1%
Port Auth NY & NJ 5% 1/15/2040	1,750,000	1,965,585
Port Auth NY & NJ 5% 1/15/2041	2,150,000	2,386,933
Port Auth NY & NJ 5% 1/15/2042	1,205,000	1,322,637
		5,675,155
TOTAL NEW JERSEY,NEW YORK		5,675,155
New Mexico - 0.3%
General Obligations - 0.2%
New Mexico Mun Energy Acquisition Auth Gas Supply Rev 5% tender 6/1/2054 (Royal Bank of Canada Guaranteed) (b)	10,905,000	11,704,749
Health Care - 0.0%
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2034	60,000	61,540
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2039	45,000	45,239
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2044	45,000	43,700
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2049	100,000	93,236
		243,715
Housing - 0.1%
New Mexico Mtg Fin Auth (NM SF Mortgage Proj.) Series 2018 A 1, 4% 1/1/2049	615,000	616,914
New Mexico Mtg Fin Auth (NM SF Mortgage Proj.) Series 2019 D, 3.75% 1/1/2050	135,000	134,976
New Mexico Mtg Fin Auth (NM SF Mortgage Proj.) Series 2023 C, 5.75% 3/1/2054	1,755,000	1,876,384
New Mexico Mtg Fin Auth (NM Single Family Mortgage Proj.) Series 2019 C, 4% 1/1/2050	355,000	356,266
		2,984,540
Water & Sewer - 0.0%
Albuquerque Bernalillo Cnty Wtr Util Auth Series 2018, 5% 7/1/2028	935,000	947,784
TOTAL NEW MEXICO		15,880,788
New York - 10.7%
Education - 0.5%
New York St Dorm Auth Revs Non St Supported Debt (New School (The) Proj.) 5% 7/1/2036	750,000	809,621
New York St Dorm Auth Revs Non St Supported Debt (New School (The) Proj.) 5% 7/1/2040	935,000	981,705
New York St Dorm Auth Revs Non St Supported Debt (New School (The) Proj.) 5% 7/1/2041	935,000	974,600
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2030	1,540,000	1,533,893
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2031	1,615,000	1,604,068
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2038	780,000	733,290
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2039	1,225,000	1,146,360
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2040	2,760,000	2,565,074
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2041	2,900,000	2,676,490
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2042	1,520,000	1,391,144
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2057	6,385,000	5,309,317
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2037	380,000	396,655
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2042	1,075,000	1,087,695
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2050	2,775,000	2,721,938
		23,931,850
Electric Utilities - 0.2%
Long Island Pwr Auth NY Elec Series 2024B, 3% tender 9/1/2049 (b)	7,745,000	7,672,857
General Obligations - 1.7%
City of New York NY Gen. Oblig. 5% 8/1/2031	3,990,000	4,379,508
City of New York NY Gen. Oblig. Series FISCAL 2023 1, 5% 8/1/2028	1,000,000	1,063,006
City of New York NY Gen. Oblig. Series FISCAL 2023A SUB A 1, 5% 9/1/2039	9,105,000	9,902,972
City of New York NY Gen. Oblig. Series FISCAL 2023E SUB E1, 5% 4/1/2038	2,000,000	2,215,733
City of New York NY Gen. Oblig. Series FISCAL 2023E SUB E1, 5% 4/1/2039	2,800,000	3,080,753
City of New York NY Gen. Oblig. Series FISCAL 2023E SUB E1, 5% 4/1/2040	9,000,000	9,795,962
City of New York NY Gen. Oblig. Series FISCAL 2023E SUB E1, 5% 4/1/2041	1,000,000	1,079,951
City of New York NY Gen. Oblig. Series FISCAL 2024 C, 5.25% 3/1/2053	4,795,000	5,071,816
City of New York NY Gen. Oblig. Series FISCAL 2024 D, 5.25% 4/1/2054	5,735,000	6,064,918
City of New York NY Gen. Oblig. Series FISCAL 2025 SUB C1, 5.25% 9/1/2045	5,030,000	5,427,748
City of New York NY Gen. Oblig. Series FISCAL 2025 SUB C1, 5.25% 9/1/2050	5,000,000	5,314,221
City of New York NY Gen. Oblig. Series FISCAL 2025G SUB G 1, 5% 2/1/2036	1,785,000	2,068,510
City of New York NY Gen. Oblig. Series FISCAL2024A, 5% 8/1/2039	2,635,000	2,902,249
City of New York NY Gen. Oblig. Series FISCAL2024A, 5% 8/1/2042	2,000,000	2,144,806
Nassau Cnty NY Gen. Oblig. 5% 4/1/2038	2,000,000	2,262,113
Nassau Cnty NY Gen. Oblig. 5% 4/1/2039	1,800,000	2,021,887
New York Energy Finance Development Corp Series 2025, 5% tender 7/1/2056 (Athene Annuity And Life Company Guaranteed) (b)	10,710,000	11,513,183
New York NY City Edl Constr Fd (City of New York NY Proj.) Series 2021 B, 5% 4/1/2046	2,055,000	2,142,333
New York NY City Transitional Fin Auth Rev Series FISCAL 2023B SUB B 1, 5.25% 11/1/2037	5,880,000	6,595,219
		85,046,888
Health Care - 0.1%
New York St Dorm Auth Revs Non St Supported Debt (Northwell Health Proj.) Series 2019 B3, 5% tender 5/1/2048 (b)	595,000	595,788
Niagara NY Area Dev Corp Rev (Catholic Health System Proj.) 4.5% 7/1/2052	1,775,000	1,449,655
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 5% 12/1/2026 (Assured Guaranty Inc Insured)	1,520,000	1,532,250
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 4.625% 11/1/2031 (c)	250,000	238,037
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 5.375% 11/1/2054 (c)	935,000	758,737
		4,574,467
Housing - 1.4%
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2023E 2, 3.8% tender 11/1/2063 (b)	650,000	657,274
New York St Hsg Fin Agy (New York Mhsg 8/22/2007 Proj.) Series 2025D 2, 3.375% tender 5/1/2065 (b)	16,115,000	16,052,580
New York St Hsg Fin Agy 1% tender 11/1/2061 (b)	330,000	330,000
New York St Hsg Fin Agy 1.1% tender 11/1/2061 (b)	3,435,000	3,294,971
New York St Hsg Fin Agy Series 2023 C2, 3.8% tender 11/1/2062 (b)	12,625,000	12,628,875
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 3.4% tender 11/1/2062 (b)	8,400,000	8,400,637
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 3.7% tender 5/1/2063 (b)	3,955,000	3,956,673
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 3.73% tender 5/1/2063 (b)	4,410,000	4,425,026
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2019 J, 3.05% 11/1/2049	1,145,000	880,496
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 C 1, 2.5% 11/1/2051	4,155,000	2,734,875
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 F 1, 2.25% 11/1/2041	6,515,000	4,930,088
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 F 1, 2.4% 11/1/2046	1,445,000	998,727
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 K2, 0.9% tender 11/1/2060 (b)	2,390,000	2,378,854
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2023 D, 4.3% tender 11/1/2063 (b)	2,140,000	2,181,889
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 225, 2.45% 10/1/2045	10,000,000	7,196,255
		71,047,220
Industrial Development - 0.0%
MTA Hudson Rail Yards Trust Series 2016 A, 5% 11/15/2056	280,000	279,985
Other - 0.1%
New York City Trust Cultural Resources Rev (Whitney Museum of American Art Proj.) 5% 7/1/2031	3,370,000	3,802,790
Special Tax - 5.5%
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 5/1/2049	3,545,000	3,707,417
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5.25% 11/1/2048	13,595,000	14,600,630
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5.25% 5/1/2048	1,000,000	1,070,774
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series 2025 I I 1, 5% 5/1/2041	6,000,000	6,628,467
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series 2025 I I 1, 5% 5/1/2042	6,000,000	6,536,612
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series 2025 I I 1, 5% 5/1/2043	5,810,000	6,290,091
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series 2025 J J 1, 5% 11/1/2032	7,500,000	8,588,225
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series 2025 J J 1, 5% 11/1/2033	4,220,000	4,883,175
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024 B, 5% 5/1/2037	2,500,000	2,805,487
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024 B, 5% 5/1/2038	5,000,000	5,588,532
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024 B, 5% 5/1/2039	3,600,000	3,991,446
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024 B, 5% 5/1/2040	8,665,000	9,508,079
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024F SUB F 1, 5% 2/1/2040	3,780,000	4,157,197
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024F SUB F 1, 5% 2/1/2041	3,505,000	3,830,945
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024F SUB F 1, 5% 2/1/2042	2,500,000	2,698,323
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024F SUB F 1, 5% 2/1/2049	2,355,000	2,455,062
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024G SUB G 1, 5% 5/1/2038	2,285,000	2,570,349
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024G SUB G 1, 5.25% 5/1/2051	13,955,000	14,816,762
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2025C SUB C 1, 5.25% 5/1/2049	13,355,000	14,274,357
New York City Transitional Finance Authority (New York State Sales Tax Rev Proj.) Series FISCAL 2024G SUB G 1, 5.25% 5/1/2049	3,750,000	3,996,938
New York NY City Transitional Fin Auth Rev Series 2018 1, 5% 11/1/2029	1,935,000	2,019,039
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) 5% 3/15/2041	15,720,000	17,070,928
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) 5% 3/15/2050	6,465,000	6,770,643
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024 B, 5% 3/15/2046	3,500,000	3,725,326
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 3% 3/15/2050	2,340,000	1,740,068
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 4% 3/15/2047	3,830,000	3,625,152
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 5% 2/15/2031	935,000	961,330
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 D, 3% 2/15/2049	3,920,000	2,957,621
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2021 A, 4% 3/15/2038	4,000,000	4,048,806
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2021 E, 4% 3/15/2039	4,000,000	4,031,551
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2021 E, 4% 3/15/2045	5,435,000	5,200,832
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2022 A, 5% 3/15/2041	12,850,000	13,753,224
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2023 A, 5% 3/15/2040	4,000,000	4,366,269
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2028	2,500,000	2,639,510
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2032	7,615,000	8,695,754
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2033	1,985,000	2,295,756
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2034	1,775,000	2,071,918
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 A, 4% 3/15/2045	1,170,000	1,114,240
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 A, 4% 3/15/2049	7,380,000	6,823,084
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 E, 3% 3/15/2050	1,525,000	1,135,275
New York State Urban Development Corp (New York State Pit Proj.) Series 2020E, 4% 3/15/2044	7,450,000	7,149,300
New York State Urban Development Corp (New York State Pit Proj.) Series 2020E, 4% 3/15/2045	7,020,000	6,685,442
New York Twy Auth Pers Income Tax Rev (New York State Pit Proj.) Series 2025 A, 5% 3/15/2042	20,000,000	21,914,346
NY Mta Dedicated Tax Fund Series 2012A, 0% 11/15/2032 (d)	5,160,000	4,155,833
NY Mta Dedicated Tax Fund Series 2024 B 1, 5% 11/15/2052	3,805,000	3,969,564
NY Payroll Mobility Tax Series 2021 B 1, 4% 5/15/2056	1,645,000	1,534,535
		263,454,214
Transportation - 0.9%
Metropolitan Transn Auth NY Rv 4% 11/15/2046	12,660,000	11,700,381
Metropolitan Transn Auth NY Rv Series 2017 D, 5% 11/15/2030	8,760,000	9,232,806
Metropolitan Transn Auth NY Rv Series 2017 D, 5% 11/15/2035	1,870,000	1,948,698
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2034	2,230,000	2,333,346
Metropolitan Transn Auth NY Rv Series D 1, 5% 11/15/2028	2,310,000	2,311,621
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2033	325,000	354,392
Triborough Brdg & Tunl NY Revs Series 2022A, 5% 11/15/2040	2,280,000	2,480,762
Triborough Brdg & Tunl NY Revs Series 2022A, 5% 11/15/2041	1,750,000	1,887,594
Triborough Brdg & Tunl NY Revs Series 2023B 1, 5% 11/15/2039	1,130,000	1,253,973
Triborough Brdg & Tunl NY Revs Series 2023B 1, 5% 11/15/2040	1,000,000	1,100,063
Triborough Brdg & Tunl NY Revs Series 2023B 1, 5% 11/15/2041	1,750,000	1,909,038
Triborough Brdg & Tunl NY Revs Series 2023B 1, 5% 11/15/2042	1,000,000	1,078,401
Triborough Brdg & Tunl NY Revs Series 2023B 1, 5% 11/15/2043	1,000,000	1,070,389
Triborough Brdg & Tunl NY Revs Series 2024 A SUB A 1, 5.25% 11/15/2051	5,000,000	5,336,140
		43,997,604
Water & Sewer - 0.3%
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2024 SUB BB1, 5.25% 6/15/2054	5,000,000	5,291,289
New York NY Cty Muni Wtr Fin Auth Series FISCAL2025AA SUB AA1, 5.25% 6/15/2053	10,735,000	11,478,407
		16,769,696
TOTAL NEW YORK		520,577,571
North Carolina - 0.8%
General Obligations - 0.0%
Alamance Cnty NC Gen. Oblig. Series 2021, 2% 5/1/2034	920,000	823,152
Charlotte NC Ctfs Partn (Charlotte NC Proj.) Series 2019A, 4% 6/1/2039	820,000	830,136
		1,653,288
Health Care - 0.2%
North Carolina Med Care Commn Health Care Facs Rev (Unc Rex Healthcare Proj.) Series 2020 A, 3% 7/1/2045	1,810,000	1,479,693
North Carolina Med Care Commn Health Care Facs Rev (Wake Baptist Proj.) 2.55% tender 6/1/2048 (b)	1,260,000	1,255,934
Unc Health Nash Series 2025, 5.25% 2/1/2055	4,325,000	4,508,452
Unc Health Nash Series 2025, 5.75% 2/1/2050	4,155,000	4,524,594
		11,768,673
Housing - 0.2%
NC Hsg Fin Agy Homeownership Rev (NC Homeownership Proj.) Series 45, 3% 7/1/2051	9,095,000	8,964,563
NC Hsg Fin Agy Homeownership Rev (NC Homeownership Proj.) Series 52 A, 6.25% 1/1/2055	1,055,000	1,139,570
North Carolina Hsg Fin Agy (NC Homeownership Proj.) Series 59 A, 6.25% 1/1/2057 (g)	1,310,000	1,494,850
		11,598,983
Transportation - 0.4%
Charlotte NC Arpt Rev Series 2023A, 5% 7/1/2037	775,000	870,656
Charlotte NC Arpt Rev Series 2023A, 5% 7/1/2038	785,000	875,741
North Carolina Tpk Auth Triangle Expwy Sys Rev 5% 1/1/2049	13,100,000	13,290,370
		15,036,767
TOTAL NORTH CAROLINA		40,057,711
North Dakota - 0.2%
Education - 0.0%
University North Dakota Ctfs Partn (University ND Univ Revs Proj.) Series 2021 A, 3% 6/1/2061 (Assured Guaranty Inc Insured)	2,865,000	2,017,293
General Obligations - 0.0%
Grand Forks N Gen. Oblig. Series 2020 A, 2.25% 12/1/2046	395,000	255,772
Health Care - 0.0%
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 4% 12/1/2046	1,060,000	919,991
Housing - 0.2%
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) 3% 1/1/2052	550,000	541,786
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) 5% 1/1/2053	2,115,000	2,185,052
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) Series 2021 B, 3% 7/1/2052	1,555,000	1,523,698
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) Series 2023 F, 6.25% 1/1/2054	365,000	395,346
		4,645,882
TOTAL NORTH DAKOTA		7,838,938
Ohio - 1.8%
Education - 0.5%
Cleveland OH St Univ Gen Rcp Series 2025 C, 5% 6/1/2039 (Build America Mutual Assurance Co Insured)	4,315,000	4,729,237
Cleveland OH St Univ Gen Rcp Series 2025 C, 5% 6/1/2040 (Build America Mutual Assurance Co Insured)	2,905,000	3,144,068
Cleveland OH St Univ Gen Rcp Series 2025 C, 5% 6/1/2041 (Build America Mutual Assurance Co Insured)	3,175,000	3,400,926
Cleveland-Cuyahoga County OH Port Authority (Euclid Avenue Dev Corp Proj.) 5% 8/1/2039 (Cleveland OH St Univ Gen Rcp Guaranteed)	1,250,000	1,324,988
Cleveland-Cuyahoga County OH Port Authority (Euclid Avenue Dev Corp Proj.) 5.25% 8/1/2040 (Cleveland OH St Univ Gen Rcp Guaranteed)	1,320,000	1,404,506
Cleveland-Cuyahoga County OH Port Authority (Euclid Avenue Dev Corp Proj.) 5.25% 8/1/2041 (Cleveland OH St Univ Gen Rcp Guaranteed)	1,390,000	1,467,680
Cleveland-Cuyahoga County OH Port Authority (Euclid Avenue Dev Corp Proj.) 5.25% 8/1/2042 (Cleveland OH St Univ Gen Rcp Guaranteed)	1,465,000	1,537,859
Ohio St Higher Ed Fac Comm (Kenyon College, OH Proj.) 4% 7/1/2040	685,000	672,041
Ohio St Higher Ed Fac Comm (Kenyon College, OH Proj.) 5% 7/1/2035	2,455,000	2,642,316
Ohio St Higher Ed Fac Comm (Kenyon College, OH Proj.) 5% 7/1/2042	4,235,000	4,398,789
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) 5% 5/1/2044	1,795,000	1,830,414
		26,552,824
Electric Utilities - 0.1%
American Mun Pwr Rev Series 2023A, 5% 2/15/2030	1,725,000	1,886,978
American Mun Pwr Rev Series 2023A, 5% 2/15/2031	1,425,000	1,586,189
American Mun Pwr Rev Series 2023A, 5% 2/15/2032	1,900,000	2,141,219
		5,614,386
Escrowed/Pre-Refunded - 0.0%
Akron Bath Copley Hsp Dist OH Series 2020, 5% 11/15/2031 (Pre-refunded to 11/15/2030 at 100)	360,000	397,350
General Obligations - 0.3%
Cleveland OH Gen. Oblig. Series 2019A, 3% 12/1/2039	1,000,000	883,726
Cleveland Ohio Mun Sch Dist Series 2025, 5% 12/1/2025	1,600,000	1,602,456
Cleveland Ohio Mun Sch Dist Series 2025, 5% 12/1/2026	1,500,000	1,534,885
Cleveland Ohio Mun Sch Dist Series 2025, 5.25% 12/1/2052	5,250,000	5,561,951
Kettering Ohio City Sch Dist Ctfs Partn (Kettering Ohio City Sch Dist Proj.) Series 2019, 4% 12/1/2043	2,625,000	2,590,553
Ohio St Spl Oblig (State of Ohio Proj.) Series 2023A, 5% 4/1/2036	1,000,000	1,136,209
		13,309,780
Health Care - 0.6%
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) 5.25% 11/15/2046 (Pre-refunded to 11/15/2026 at 100)	3,495,000	3,577,012
Hamilton Cnty OH Hosp Facs Rev (TriHealth Inc Proj.) Series 2017A, 5% 8/15/2033	770,000	792,786
Hamilton Cnty OH Hosp Facs Rev (Uc Health Proj.) 5.5% 8/1/2042	3,000,000	3,196,159
Middleburg Heights OH Hosp Rev (Southwest General Hosp Ctr Proj.) Series 2021A, 4% 8/1/2041	1,590,000	1,503,324
Ohio St Hosp Rev (Cleveland Clinic Foundation Proj.) Series 2019 C, 2.75% tender 1/1/2052 (b)	1,255,000	1,248,804
Ohio St Hosp Rev (University Hosp Hlth Sys, Oh Proj.) Series 2020 B, 3.9% tender 1/15/2050 (b)	4,760,000	4,863,997
Ross County Ohio Hosp Rev (Adena Health Sys Proj.) Series 2019, 5% 12/1/2025	430,000	430,535
Ross County Ohio Hosp Rev (Adena Health Sys Proj.) Series 2019, 5% 12/1/2026	560,000	570,233
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) 5% 2/15/2026	1,815,000	1,822,262
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2016, 5% 2/15/2027	1,510,000	1,516,025
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2019, 5% 2/15/2029	405,000	416,195
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2028	830,000	862,654
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2029	880,000	925,696
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2030	930,000	991,007
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2031	995,000	1,071,588
		23,788,277
Housing - 0.0%
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2019B, 4.5% 3/1/2050	50,000	50,467
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2023 B, 6% 3/1/2055	1,465,000	1,603,069
		1,653,536
Tobacco Bonds - 0.3%
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 3% 6/1/2048	8,995,000	6,371,882
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 4% 6/1/2048	4,540,000	3,930,539
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2036	2,045,000	2,136,494
		12,438,915
Transportation - 0.0%
Ohio St Mjr New St Infst Proj Rev Series 2021 1A, 5% 12/15/2031	1,310,000	1,491,083
Ohio St Tpk Commn Tpk Rev Series 2022A, 5% 2/15/2039	590,000	652,938
		2,144,021
TOTAL OHIO		85,899,089
Oklahoma - 0.3%
Education - 0.0%
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 5% 8/1/2026	335,000	337,434
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 5% 8/1/2044	620,000	610,401
		947,835
Electric Utilities - 0.0%
Oklahoma St Mun Pwr Auth Pwr Series 2021A, 3% 1/1/2041 (Assured Guaranty Inc Insured)	1,735,000	1,468,632
Housing - 0.0%
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) 6% 3/1/2054	265,000	290,663
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) Series 2023D, 6.5% 9/1/2054	265,000	296,739
		587,402
Transportation - 0.3%
Oklahoma St Tpk Auth Tpk Rev 5% 1/1/2038	1,850,000	2,134,467
Oklahoma St Tpk Auth Tpk Rev 5.25% 1/1/2047	7,500,000	8,132,292
		10,266,759
TOTAL OKLAHOMA		13,270,628
Oregon - 0.4%
General Obligations - 0.1%
Oregon St Gen. Oblig. Series 2022 D, 5% 12/1/2052	1,450,000	1,492,473
Washington Cnty OR Sch Dist 48j Beaverton Series 2025A, 0% 6/15/2038 (Oregon St Guaranteed) (d)	3,960,000	2,405,499
Washington Cnty OR Sch Dist 48j Beaverton Series 2025A, 0% 6/15/2043 (Oregon St Guaranteed) (d)	5,000,000	2,192,393
		6,090,365
Health Care - 0.2%
Medford OR Hosp Facs Auth Rev (Asante Health System Proj.) Series 2020 A, 5% 8/15/2036	1,215,000	1,295,979
Medford OR Hosp Facs Auth Rev (Asante Health System Proj.) Series 2020 A, 5% 8/15/2038	3,465,000	3,659,886
Salem OR Hosp Fac Auth Rev (Salem Health Proj.) Series 2019 A, 3% 5/15/2049	3,125,000	2,247,531
		7,203,396
Housing - 0.1%
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2019A, 2.65% 7/1/2039	570,000	504,498
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2019A, 4% 7/1/2050	3,885,000	3,896,531
		4,401,029
Water & Sewer - 0.0%
Portland OR Swr Sys Rev Series 2020A, 2.125% 3/1/2040	1,125,000	877,060
TOTAL OREGON		18,571,850
Pennsylvania - 4.1%
Education - 0.1%
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 3.5% (f)	445,000	213,600
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4% (f)	995,000	477,600
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4.25% (f)	1,110,000	532,800
Montgomery Cnty PA Higher Ed & Health Auth Rev (Arcadia University PA Proj.) 5% 4/1/2026	310,000	310,152
Montgomery Cnty PA Higher Ed & Health Auth Rev (Arcadia University PA Proj.) 5% 4/1/2027	590,000	599,454
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2016, 5% 5/1/2034	1,495,000	1,502,206
Pennsylvania St Higher Edl Rev (St Josephs University, PA Proj.) Series 2012, 5% 11/1/2042	1,280,000	1,280,139
		4,915,951
Electric Utilities - 0.1%
Philadelphia PA Gas Wks Rev Series SEVENTEENTH A, 5.25% 8/1/2054 (Assured Guaranty Inc Insured)	2,890,000	3,047,480
Escrowed/Pre-Refunded - 0.0%
Doylestown PA Hosp Auth Hosp 5% 7/1/2049 (Pre-refunded to 7/1/2029 at 100)	95,000	101,923
General Obligations - 1.9%
Coatesville PA Area Sch Dist Series 2025, 5.25% 11/15/2041 (Assured Guaranty Inc Insured)	1,125,000	1,220,979
Coatesville PA Area Sch Dist Series 2025, 5.25% 11/15/2042 (Assured Guaranty Inc Insured)	6,100,000	6,547,578
Commonwealth Fing Auth PA Rev (Pennsylvania St Proj.) Series 2019 B, 5% 6/1/2026	635,000	642,825
Commonwealth Fing Auth PA Rev (Pennsylvania St Proj.) Series 2020 A, 5% 6/1/2029	1,640,000	1,765,739
Commonwealth Fing Auth PA Rev (Pennsylvania St Proj.) Series 2020 A, 5% 6/1/2032	2,810,000	3,072,127
Pennsylvania St Gen. Oblig. Series 2018, 3.2% 3/1/2029	3,750,000	3,785,558
Pennsylvania St Gen. Oblig. Series 2018, 3.35% 3/1/2030	5,580,000	5,625,464
Pennsylvania St Gen. Oblig. Series 2025 A, 5% 8/15/2029	10,000,000	10,874,255
Pennsylvania St Gen. Oblig. Series 2025 A, 5% 8/15/2030	2,900,000	3,217,512
Pennsylvania St Gen. Oblig. Series 2025 A, 5% 8/15/2031	10,080,000	11,391,255
Philadelphia PA Gen. Oblig. Series 2019 A, 5% 8/1/2026	1,090,000	1,107,556
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2034	2,105,000	2,256,946
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2035	2,575,000	2,749,964
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2036	2,260,000	2,403,847
Philadelphia PA Gen. Oblig. Series 2025 A, 5.25% 8/1/2043	4,500,000	4,987,447
Philadelphia PA Gen. Oblig. Series 2025 A, 5.25% 8/1/2044	4,760,000	5,238,107
Philadelphia PA Gen. Oblig. Series 2025 C, 5% 8/1/2030	12,610,000	13,926,584
Philadelphia PA Sch Dist 4% 9/1/2035	1,170,000	1,197,545
Philadelphia PA Sch Dist 5% 9/1/2026	1,870,000	1,903,906
Philadelphia PA Sch Dist 5% 9/1/2026	1,310,000	1,333,751
Philadelphia PA Sch Dist 5% 9/1/2026	1,035,000	1,053,765
Philadelphia PA Sch Dist 5% 9/1/2030	1,250,000	1,347,560
Philadelphia PA Sch Dist 5% 9/1/2032	935,000	1,005,343
Philadelphia PA Sch Dist 5% 9/1/2034 (Assured Guaranty Inc Insured)	580,000	622,578
Philadelphia PA Sch Dist Series 2019 A, 5% 9/1/2044	1,355,000	1,384,461
State Pub Sch Bldg Auth PA Lease Rev (Philadelphia PA Sch Dist Proj.) Series 2016 A, 5% 6/1/2032 (Assured Guaranty Inc Insured)	830,000	844,459
		91,507,111
Health Care - 0.5%
Doylestown PA Hosp Auth Hosp (Univ of Penn Health Systems Proj.) 5% 7/1/2049	860,000	876,167
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2020 C, 5% tender 4/1/2043 (b)	3,675,000	3,936,348
Lancaster Cnty PA Hosp Aut Rev (Masonic Villages of The Grand Lodge of Pennsylvania Proj.) Series 2025 A, 5% 11/1/2030	1,060,000	1,150,951
Lancaster Cnty PA Hosp Aut Rev (Masonic Villages of The Grand Lodge of Pennsylvania Proj.) Series 2025 A, 5% 11/1/2031	1,110,000	1,222,273
Lancaster Cnty PA Hosp Aut Rev (Masonic Villages of The Grand Lodge of Pennsylvania Proj.) Series 2025 A, 5% 11/1/2032	1,545,000	1,716,636
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019 A, 5% 7/1/2026	1,780,000	1,802,210
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019 A, 5% 7/1/2027	1,870,000	1,928,379
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019 A, 5% 7/1/2028	1,945,000	2,045,926
Monroeville PA Fin Auth UPMC Rev (UPMC Proj.) 5% 5/15/2035	380,000	426,952
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2040	2,515,000	2,208,822
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 4% 9/1/2038	1,590,000	1,577,169
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 4% 9/1/2039	1,030,000	1,015,372
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 4% 9/1/2044	235,000	219,226
Pennslyvania Dev Fing Auth Rev (Presbyterian Homes, PA Proj.) Series 2023B 1, 5.25% 7/1/2049	900,000	904,465
Pennslyvania Dev Fing Auth Rev (Presbyterian Homes, PA Proj.) Series 2023B 2, 5.25% 7/1/2046	965,000	977,315
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) 5% 5/15/2035	500,000	556,988
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) Series 2023 A 2, 5% 5/15/2035	500,000	556,989
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 4% 6/1/2044	220,000	205,682
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 4% 6/1/2049	520,000	468,783
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 5% 6/1/2049	605,000	613,974
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2023A, 5% 6/1/2029	3,050,000	3,276,729
		27,687,356
Housing - 0.1%
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2043	1,400,000	1,451,344
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2023 142A, 4.5% 10/1/2038	1,940,000	2,013,654
		3,464,998
Transportation - 0.6%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 B, 5% 1/1/2051	7,525,000	7,691,575
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023B, 5.25% 1/1/2048 (Assured Guaranty Inc Insured)	850,000	898,510
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023B, 5.25% 1/1/2053 (Assured Guaranty Inc Insured)	1,000,000	1,050,844
Pennsylvania Turnpike Commission 5.25% 12/1/2055	7,515,000	8,101,885
Pennsylvania Turnpike Commission Series 2021 A, 4% 12/1/2046	4,680,000	4,381,212
Pennsylvania Turnpike Commission Series 2021 A, 4% 12/1/2050	935,000	853,313
Pennsylvania Turnpike Commission Series THIRD 2025 SUB 2, 5% tender 12/1/2045 (b)	4,190,000	4,752,391
		27,729,730
Water & Sewer - 0.8%
Philadelphia PA Wtr & Wastewtr Series 2022C, 5% 6/1/2033	650,000	738,244
Philadelphia PA Wtr & Wastewtr Series 2022C, 5% 6/1/2034	800,000	903,399
Philadelphia PA Wtr & Wastewtr Series 2023B, 5% 9/1/2038 (Assured Guaranty Inc Insured)	1,500,000	1,683,824
Philadelphia PA Wtr & Wastewtr Series 2023B, 5% 9/1/2041 (Assured Guaranty Inc Insured)	4,330,000	4,731,659
Philadelphia PA Wtr & Wastewtr Series 2023B, 5% 9/1/2042 (Assured Guaranty Inc Insured)	3,500,000	3,791,962
Philadelphia PA Wtr & Wastewtr Series 2023B, 5.5% 9/1/2053 (Assured Guaranty Inc Insured)	2,755,000	2,973,125
Philadelphia PA Wtr & Wastewtr Series 2024 C, 5.25% 9/1/2049	6,900,000	7,417,399
Philadelphia PA Wtr & Wastewtr Series 2024 C, 5.25% 9/1/2054	6,000,000	6,419,829
Pittsburgh PA Wtr & Swr Auth Series 2019 A, 5% 9/1/2044 (Assured Guaranty Inc Insured)	420,000	434,518
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2036 (Assured Guaranty Inc Insured)	300,000	345,151
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2037 (Assured Guaranty Inc Insured)	300,000	341,497
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2038 (Assured Guaranty Inc Insured)	500,000	563,916
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2039 (Assured Guaranty Inc Insured)	500,000	558,417
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2040 (Assured Guaranty Inc Insured)	625,000	690,112
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2041 (Assured Guaranty Inc Insured)	500,000	545,813
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2042 (Assured Guaranty Inc Insured)	1,250,000	1,351,468
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2043 (Assured Guaranty Inc Insured)	650,000	696,084
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2044 (Assured Guaranty Inc Insured)	1,100,000	1,170,118
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2045 (Assured Guaranty Inc Insured)	1,150,000	1,219,083
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2046 (Assured Guaranty Inc Insured)	2,500,000	2,630,863
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5.25% 9/1/2050 (Assured Guaranty Inc Insured)	500,000	533,625
		39,740,106
TOTAL PENNSYLVANIA		198,194,655
Puerto Rico - 0.5%
General Obligations - 0.4%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (d)	8,638,773	6,231,633
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2033	5,651,810	5,587,304
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2035	2,035,000	1,998,960
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	4,000,136	4,271,870
		18,089,767
Water & Sewer - 0.1%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 4% 7/1/2042 (c)	1,750,000	1,596,394
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2033 (c)	835,000	872,282
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (c)	2,495,000	2,579,303
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2022 A, 4% 7/1/2042 (c)	1,165,000	1,058,988
		6,106,967
TOTAL PUERTO RICO		24,196,734
Rhode Island - 0.4%
Education - 0.3%
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2036	1,000,000	1,122,469
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2045	3,570,000	3,714,860
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2048	4,095,000	4,210,849
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2036	225,000	252,025
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2039	255,000	279,495
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2041	750,000	808,479
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2042	1,000,000	1,067,834
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2043	1,300,000	1,376,122
		12,832,133
General Obligations - 0.0%
Providence RI Pub Bldgs Auth Rev (Providence RI Proj.) Series 2020 A, 5% 9/15/2039 (Assured Guaranty Inc Insured)	1,490,000	1,547,547
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2038 (Build America Mutual Assurance Co Insured)	1,055,000	1,170,671
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5.25% 5/15/2042 (Build America Mutual Assurance Co Insured)	905,000	984,297
		3,702,515
Health Care - 0.0%
Rhode Island Health & Edl Bldg Corp Rev (Care New England Health System Proj.) 5% 9/1/2031	855,000	858,594
Housing - 0.1%
Rhode Island Housing & Mortgage Finance Corp (RI Homeownership Proj.) Series 72 A, 3.5% 10/1/2050	540,000	537,584
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 70, 4% 10/1/2049	70,000	70,199
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 73A, 2.3% 10/1/2040	3,045,000	2,361,793
		2,969,576
TOTAL RHODE ISLAND		20,362,818
South Carolina - 1.6%
Education - 0.2%
Clemson Univ SC Higher Ed Rev Series 2025A, 5% 5/1/2033	890,000	1,028,185
Clemson Univ SC Higher Ed Rev Series 2025A, 5% 5/1/2034	850,000	991,773
Clemson Univ SC Higher Ed Rev Series 2025A, 5% 5/1/2035	720,000	845,384
Clemson Univ SC Higher Ed Rev Series 2025A, 5% 5/1/2043	1,100,000	1,196,223
Clemson Univ SC Higher Ed Rev Series 2025A, 5% 5/1/2044	300,000	323,868
Clemson Univ SC Higher Ed Rev Series 2025A, 5% 5/1/2045	625,000	672,965
Clemson Univ SC Higher Ed Rev Series 2025B, 5% 5/1/2033	900,000	1,039,737
Clemson Univ SC Higher Ed Rev Series 2025B, 5% 5/1/2034	1,000,000	1,166,792
Clemson Univ SC Higher Ed Rev Series 2025B, 5% 5/1/2035	750,000	880,609
South Carolina Jobs Econ Dev (Furman University Proj.) Series 2022A, 4% 4/1/2052	2,900,000	2,702,578
		10,848,114
Electric Utilities - 0.8%
South Carolina St Svc Auth Rev 5% 12/1/2032	1,580,000	1,729,408
South Carolina St Svc Auth Rev 5% 12/1/2055 (Assured Guaranty Inc Insured)	8,250,000	8,609,799
South Carolina St Svc Auth Rev 5.25% 12/1/2050 (Assured Guaranty Inc Insured)	7,500,000	7,930,378
South Carolina St Svc Auth Rev Series 2016 A, 5% 12/1/2033	205,000	207,368
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2033	2,250,000	2,568,073
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2037	2,270,000	2,534,316
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2040	2,000,000	2,179,412
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2042	1,000,000	1,066,923
South Carolina St Svc Auth Rev Series 2024 A, 5.25% 12/1/2049	1,340,000	1,417,089
South Carolina St Svc Auth Rev Series 2024 A, 5.5% 12/1/2054	1,855,000	1,991,097
South Carolina St Svc Auth Rev Series 2024B, 4.125% 12/1/2044	460,000	438,216
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2046	685,000	713,610
South Carolina St Svc Auth Rev Series 2024B, 5.25% 12/1/2054	5,055,000	5,313,344
		36,699,033
Health Care - 0.6%
Ctsc Jobs-Eco Dev Aut (Beaufort Mem Hosp Proj.) Series 2024, 5% 11/15/2034	1,170,000	1,249,474
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5.5% 11/1/2045	1,800,000	1,949,485
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5.5% 11/1/2048	1,670,000	1,788,497
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5.5% 11/1/2049	8,495,000	9,076,016
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5.5% 11/1/2054	5,045,000	5,370,462
South Carolina Jobs-Economic Dev Auth Hosp Rev (Anmed Health Proj.) Series 2023, 4% 2/1/2042	2,110,000	2,116,065
South Carolina Jobs-Economic Dev Auth Hosp Rev (Anmed Health Proj.) Series 2023, 4% 2/1/2043	2,500,000	2,488,774
South Carolina Jobs-Economic Dev Auth Hosp Rev (Anmed Health Proj.) Series 2023, 5% 2/1/2040	1,460,000	1,587,820
South Carolina Jobs-Economic Dev Auth Hosp Rev (Anmed Health Proj.) Series 2023, 5% 2/1/2041	2,000,000	2,158,101
South Carolina Jobs-Economic Dev Auth Hosp Rev (St Joseph Candler Health Proj.) 5% 7/1/2033	1,220,000	1,291,628
		29,076,322
Housing - 0.0%
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2019 A, 4% 1/1/2050	140,000	140,900
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2023 B, 6% 1/1/2054	900,000	984,666
		1,125,566
Water & Sewer - 0.0%
Lexington SC Wtrwks & Swr Sys Rev Series 2021 A, 3% 4/1/2046	2,000,000	1,522,620
Starr-Iva Wtr & Swr Dist S C Wtrwks & Swr Sys Rev Series 2021, 2.125% 6/1/2043 (Assured Guaranty Inc Insured)	820,000	562,594
		2,085,214
TOTAL SOUTH CAROLINA		79,834,249
South Dakota - 0.2%
Health Care - 0.2%
South Dakota St Hlth & Edl Fac (Regional Health Inc Proj.) Series 2020 A, 3% 9/1/2045	1,730,000	1,377,959
South Dakota St Hlth & Edl Fac (Sanford Health, Sd Proj.) 5% tender 11/1/2051 (b)	5,250,000	5,774,466
		7,152,425
Housing - 0.0%
South Dakota Housing Development Authority (SD Mortgage Proj.) Series 2023G, 6.25% 5/1/2055	540,000	583,432
TOTAL SOUTH DAKOTA		7,735,857
Tennessee - 1.3%
Education - 0.2%
Metro Gov Nashville & Davidson Cnty Tenn Hlth & Edl Facs Brd Rev (Lipscomb University Proj.) Series 2019 A, 5.25% 10/1/2058	1,145,000	1,107,258
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Belmont University Proj.) Series 2023, 5% 5/1/2043	2,000,000	2,098,507
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Belmont University Proj.) Series 2023, 5.25% 5/1/2048	5,000,000	5,205,814
		8,411,579
Electric Utilities - 0.0%
Bolivar Tenn Energy Auth Elecsys Rev Series 2022, 3% 5/1/2041 (Assured Guaranty Inc Insured)	145,000	123,615
Escrowed/Pre-Refunded - 0.0%
Jackson TN Hosp Rev Series 2018 A, 5% 4/1/2027	30,000	30,932
Jackson TN Hosp Rev Series 2018 A, 5% 4/1/2028	20,000	21,079
		52,011
General Obligations - 0.6%
Marion Cnty Tenn 2% 6/1/2034	1,330,000	1,175,390
Tennessee Engy Acq Crp Gas Rev Series 2025A, 5% 12/1/2035 (Pacific Life Insurance Co Guaranteed)	28,765,000	31,307,072
		32,482,462
Health Care - 0.3%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 4% 8/1/2044	7,770,000	7,009,398
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 2, 5% 8/1/2044	2,105,000	2,133,356
Jackson TN Hosp Rev (West Tennessee Healthcare Proj.) Series 2018 A, 5% 4/1/2027	560,000	570,844
Jackson TN Hosp Rev (West Tennessee Healthcare Proj.) Series 2018 A, 5% 4/1/2028	375,000	387,321
Jackson TN Hosp Rev (West Tennessee Healthcare Proj.) Series 2018 A, 5% 4/1/2041	445,000	454,379
Shelby County Health Educational & Housing Facilities Board (Baptist Memorial Hlth Car Corp Proj.) Series 2025 B, 5% tender 9/1/2044 (b)	2,515,000	2,708,565
		13,263,863
Housing - 0.1%
Tennessee Housing Development Agency (TN Residential Finance 1/29/13 Proj.) 3% 7/1/2051	1,495,000	1,474,323
Tennessee Housing Development Agency (TN Residential Finance 1/29/13 Proj.) Series 2021 3A, 3% 1/1/2052	595,000	584,359
Tennessee Housing Development Agency Series 2019 3, 2.6% 7/1/2039	265,000	232,716
Tennessee Housing Development Agency Series 2019 3, 2.8% 7/1/2044	325,000	257,255
Tennessee Housing Development Agency Series 2019 4, 2.9% 7/1/2039	575,000	498,680
Tennessee Hsg Dev Agy Series 2015A, 3.5% 7/1/2045	410,000	409,340
		3,456,673
Water & Sewer - 0.1%
Crossville Tenn Wtr & Swr Rev Series 2020 C, 2% 6/1/2039	2,250,000	1,726,242
Crossville Tenn Wtr & Swr Rev Series 2020 C, 2.125% 6/1/2044	3,490,000	2,318,860
		4,045,102
TOTAL TENNESSEE		61,835,305
Texas - 12.2%
Education - 0.3%
Newark Higher Ed Fin Corp Tex Rev (Abilene Christian Univ, TX Proj.) 5% 4/1/2028	1,450,000	1,459,743
Texas A&M Univ Revs Series 2024A, 4% 5/15/2049	5,000,000	4,752,176
Texas St Univ Sys Fing Rev Series 2024, 4% 3/15/2049	5,090,000	4,668,825
University Houston TX Univ Rev Series 2020 A, 3% 2/15/2040	2,470,000	2,179,895
University North Tex Univ Rev 5% 4/15/2031	1,600,000	1,789,218
Washington Cnty TX Jr College Dist Rev Series 2020, 2.375% 10/1/2045 (Assured Guaranty Inc Insured)	1,640,000	1,109,546
		15,959,403
Electric Utilities - 2.6%
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) 5% 5/15/2028	2,105,000	2,223,110
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2018, 5% 5/15/2043	1,405,000	1,433,856
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2018, 5% 5/15/2048	1,590,000	1,613,509
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2023, 5% 5/15/2036 (Assured Guaranty Inc Insured)	3,000,000	3,332,707
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2023, 5% 5/15/2037 (Assured Guaranty Inc Insured)	1,400,000	1,543,027
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2023, 5% 5/15/2038 (Assured Guaranty Inc Insured)	1,500,000	1,639,411
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2023, 5% 5/15/2039 (Assured Guaranty Inc Insured)	1,915,000	2,078,789
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2023, 5% 5/15/2040 (Assured Guaranty Inc Insured)	2,500,000	2,690,239
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2028 (Assured Guaranty Inc Insured)	1,250,000	1,322,026
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2029 (Assured Guaranty Inc Insured)	1,650,000	1,782,593
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2030 (Assured Guaranty Inc Insured)	1,750,000	1,926,816
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2031 (Assured Guaranty Inc Insured)	1,650,000	1,847,529
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2032 (Assured Guaranty Inc Insured)	1,570,000	1,782,752
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2033 (Assured Guaranty Inc Insured)	1,120,000	1,287,620
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2034 (Assured Guaranty Inc Insured)	1,000,000	1,143,475
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2035 (Assured Guaranty Inc Insured)	1,010,000	1,146,930
Lower Colorado River Authority Series 2019 A, 4% 5/15/2049	1,000,000	900,427
Lower Colorado River Authority Series 2025 A, 5% 5/15/2028	2,235,000	2,360,404
Lower Colorado River Authority Series 2025 A, 5% 5/15/2030	4,000,000	4,393,378
Lower Colorado River Authority Series 2025 A, 5% 5/15/2031	6,500,000	7,260,415
Lower Colorado River Authority Series 2025 A, 5% 5/15/2032	3,425,000	3,875,986
Lower Colorado River Authority Series 2025 B, 5% tender 5/15/2045 (b)	5,830,000	6,428,365
San Antonio TX Elec & Gas Rev 1.75% tender 2/1/2049 (b)	10,060,000	10,045,324
San Antonio TX Elec & Gas Rev 5.25% 2/1/2049	2,285,000	2,451,446
San Antonio TX Elec & Gas Rev Series 2021 A, 5% 2/1/2046	3,690,000	3,804,291
San Antonio TX Elec & Gas Rev Series 2024 B, 5.25% 2/1/2049	14,945,000	16,033,645
San Antonio TX Elec & Gas Rev Series 2024C, 5.5% 2/1/2049	14,280,000	15,666,190
San Antonio TX Elec & Gas Rev Series 2024D, 5% 2/1/2049	4,405,000	4,650,540
San Antonio TX Elec & Gas Rev Series 2024E, 5.25% 2/1/2049	4,000,000	4,305,032
San Antonio TX Elec & Gas Rev Series 2025A, 3.2% tender 2/1/2055 (b)(g)	17,100,000	17,083,138
		128,052,970
General Obligations - 4.5%
Alvin Tex Indpt Sch Dist Series 2022, 3% 2/15/2041 (Permanent Sch Fund of Texas Guaranteed)	1,750,000	1,529,669
Angleton Tex Indpt Sch Dist 2% 2/15/2043 (Permanent Sch Fund of Texas Guaranteed)	1,690,000	1,141,057
Barbers Hill TX Indpt Sch Dist Series 2020, 3% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	1,410,000	1,299,962
Barbers Hill TX Indpt Sch Dist Series 2020, 3% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	3,820,000	3,416,924
Bell Cnty TX Gen. Oblig. 2% 2/15/2034	2,500,000	2,147,371
Bell Cnty TX Gen. Oblig. 2% 2/15/2035	1,000,000	836,783
Brazoria Cnty Texas Gen. Oblig. Series 2021, 3% 3/1/2039	1,230,000	1,118,454
Brazoria Cnty Texas Gen. Oblig. Series 2021, 4% 3/1/2046	2,565,000	2,522,755
Brazos Cnty Tex Gen. Oblig. 1.75% 9/1/2033	1,355,000	1,164,638
Brazos Cnty Tex Gen. Oblig. 1.875% 9/1/2035	705,000	582,231
Cedar Park TX Gen. Oblig. 1.75% 2/15/2036	1,665,000	1,340,314
City of Coppell TX Gen. Oblig. Series 2020, 1.625% 2/1/2037	1,495,000	1,150,221
City of Frisco TX Gen. Oblig. 2% 2/15/2034	1,545,000	1,379,690
City of Frisco TX Gen. Oblig. 2% 2/15/2035	4,460,000	3,893,636
City of Frisco TX Gen. Oblig. 2% 2/15/2035	1,575,000	1,374,995
City of Frisco TX Gen. Oblig. 2% 2/15/2036	4,550,000	3,869,376
City of Frisco TX Gen. Oblig. 2% 2/15/2036	1,610,000	1,369,164
City of Frisco TX Gen. Oblig. 2% 2/15/2037	1,640,000	1,357,186
City of Frisco TX Gen. Oblig. 2% 2/15/2041	525,000	377,274
City of Waco TX Gen. Oblig. 2.25% 2/1/2036	1,935,000	1,674,942
City of Waco TX Gen. Oblig. Series 2020, 2.375% 2/1/2040	710,000	557,916
Clarksville Tex Indpt Sch Dist 3% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	625,000	548,070
Clear Creek Independent School District Series 2021, 3% 2/15/2041	1,000,000	872,811
Comal Tex Indpt Sch Dist 3% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	1,325,000	1,254,786
Comal Tex Indpt Sch Dist 3% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	1,125,000	1,047,717
Conroe TX Isd Series 2022, 3% 2/15/2044 (Permanent Sch Fund of Texas Guaranteed)	1,500,000	1,233,875
Cottonwood Mud 1 Gen. Oblig. Series 2019, 3% 9/1/2042 (Assured Guaranty Inc Insured)	1,015,000	833,219
Cypress-Fairbanks TX Isd Series 2019 A, 3% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	2,765,000	2,766,249
Dallas TX Gen. Oblig. Series 2024C, 5% 2/15/2039	1,440,000	1,602,157
Dallas TX Gen. Oblig. Series 2024C, 5% 2/15/2040	6,545,000	7,185,028
Dallas TX ISD 5% 2/15/2030 (Permanent Sch Fund of Texas Guaranteed)	3,455,000	3,794,558
Deer Pk Tex Gen. Oblig. Series 2021, 3% 3/15/2046	2,810,000	2,192,295
Denton Cnty TX Gen. Oblig. Series 2025, 5% 7/15/2039	1,425,000	1,597,209
Denton Cnty TX Gen. Oblig. Series 2025, 5% 7/15/2044	2,000,000	2,155,824
Denton Cnty TX Gen. Oblig. Series 2025, 5% 7/15/2045	1,595,000	1,712,404
Everman TX Indpt Sch Dist Series 2020, 3% 2/15/2045 (Permanent Sch Fund of Texas Guaranteed)	4,720,000	3,800,426
Fort Bend Cnty Mud 132 Gen. Oblig. Series 2021, 2.5% 9/1/2043	1,500,000	1,100,846
Fort Bend Cnty TX Levee Impt Dist No 6 Gen. Oblig. Series 2020, 2% 9/1/2045	815,000	523,969
Fort Worth Tex Indpt Sch Dist Series 2019 A, 2.375% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	520,000	491,194
Gilmer Tex Indpt Sch Dist 3.125% 8/15/2044 (Permanent Sch Fund of Texas Guaranteed)	560,000	472,471
Haltom City Tex Gen. Oblig. 2.25% 2/1/2046	2,890,000	1,889,251
Hays County Tex Gen. Oblig. Series 2019, 3% 2/15/2044	1,050,000	844,017
Hays TX Cons Indpt Schl Dist Series 2021, 3% 2/15/2041 (Permanent Sch Fund of Texas Guaranteed)	1,215,000	1,069,890
Hays TX Cons Indpt Schl Dist Series 2022, 4% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	1,027,033
Hays TX Cons Indpt Schl Dist Series 2022, 4% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	2,000,000	2,045,420
Houston TX Gen. Oblig. 5.25% 3/1/2049	17,840,000	19,106,877
Houston TX Gen. Oblig. Series 2019 A, 4% 3/1/2044	3,415,000	3,202,078
Hurst Euless Bedford TX Ind Sch Dist Series 2024, 5% 8/15/2032 (Permanent Sch Fund of Texas Guaranteed)	3,270,000	3,734,571
Hurst Euless Bedford TX Ind Sch Dist Series 2024, 5% 8/15/2033 (Permanent Sch Fund of Texas Guaranteed)	8,230,000	9,517,709
Hurst Euless Bedford TX Ind Sch Dist Series 2024, 5% 8/15/2034 (Permanent Sch Fund of Texas Guaranteed)	5,980,000	6,981,695
Judson TX Indpt Sch Dist Series 2024, 5% 2/1/2036 (Permanent Sch Fund of Texas Guaranteed)	2,130,000	2,403,825
Judson TX Indpt Sch Dist Series 2024, 5% 2/1/2037 (Permanent Sch Fund of Texas Guaranteed)	2,000,000	2,263,883
Katy TX Ind Sch Dist Series 2023, 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	500,000	550,082
Katy TX Ind Sch Dist Series 2023, 5% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	1,500,000	1,642,297
Katy TX Ind Sch Dist Series 2023, 5% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	330,000	358,071
Kaufman Cnty Mun Util Dist 5 Gen. Oblig. Series 2020, 2.25% 3/1/2046 (Assured Guaranty Inc Insured)	4,545,000	2,974,168
Killeen Tex Indpt Sch Dist Series 2019, 3% 2/15/2044 (Permanent Sch Fund of Texas Guaranteed)	1,425,000	1,168,831
Leander Independent School District Series 2025 A, 0% 8/15/2026 (Permanent Sch Fund of Texas Guaranteed) (d)	800,000	782,150
Leander Independent School District Series 2025 A, 0% 8/15/2034 (Permanent Sch Fund of Texas Guaranteed) (d)	1,775,000	1,331,981
Leander Independent School District Series 2025 A, 0% 8/15/2035 (Permanent Sch Fund of Texas Guaranteed) (d)	1,670,000	1,195,961
Leander Independent School District Series 2025 A, 5% 8/15/2040 (Permanent Sch Fund of Texas Guaranteed)	2,630,000	2,942,314
Leander Independent School District Series 2025 B, 0% 8/15/2026 (d)	1,400,000	1,367,706
Leander Independent School District Series 2025 B, 0% 8/15/2027 (d)	1,500,000	1,422,588
Leander Independent School District Series 2025 B, 5% 8/15/2032	1,250,000	1,422,438
Leander Independent School District Series 2025 B, 5% 8/15/2033	3,355,000	3,854,094
Leander Independent School District Series 2025 B, 5% 8/15/2034	2,745,000	3,172,007
Lone Oak Tex Indpt Sch Dist 3% 2/15/2041 (Permanent Sch Fund of Texas Guaranteed)	1,220,000	1,074,293
Luling Tex Indpt Sch Dist Series 2020, 2.75% 2/15/2045 (Permanent Sch Fund of Texas Guaranteed)	2,685,000	2,017,432
Melissa Tex Gen. Oblig. Series 2021, 3% 2/15/2041	400,000	342,604
Montgomery Cnty Mud 127 Gen. Oblig. Series 2020, 2.25% 9/1/2044 (Assured Guaranty Inc Insured)	285,000	187,094
Nederland Tex Indpt Sch Dist 3% 8/15/2041 (Permanent Sch Fund of Texas Guaranteed)	1,175,000	1,031,591
New Waverly Tex Indpt Sch Dist Series 2022, 3% 2/15/2050 (Permanent Sch Fund of Texas Guaranteed)	11,110,000	8,365,241
Northside TX Indpt Sch Dist Series 2023 B, 3% tender 8/1/2053 (Permanent Sch Fund of Texas Guaranteed) (b)	10,120,000	10,111,733
Pasadena TX Indpt Sch Dist Series 2021, 3% 2/15/2041 (Permanent Sch Fund of Texas Guaranteed)	1,845,000	1,624,648
Peaster Tex Indpt Sch Dist Series 2021, 3% 8/15/2039 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	911,379
Peaster Tex Indpt Sch Dist Series 2021, 3% 8/15/2046 (Permanent Sch Fund of Texas Guaranteed)	1,900,000	1,511,887
Plano TX Gen. Oblig. 3.37% 9/1/2037	840,000	820,409
Plano TX Gen. Oblig. 5% 9/1/2040	1,000,000	1,083,737
Prairie Lea Independent School District 2.25% 8/15/2046 (Permanent Sch Fund of Texas Guaranteed)	1,130,000	746,449
Prosper Tex Indpt Sch Dist 3% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	1,480,000	1,401,346
Prosper Tex Indpt Sch Dist 5% 2/15/2047 (Permanent Sch Fund of Texas Guaranteed)	4,585,000	4,845,701
Prosper Tex Indpt Sch Dist Series 2019 B, 4% tender 2/15/2050 (Permanent Sch Fund of Texas Guaranteed) (b)	1,825,000	1,837,242
Prosper Tex Indpt Sch Dist Series 2024, 5% 2/15/2041 (Permanent Sch Fund of Texas Guaranteed)	3,380,000	3,687,763
Prosper Tex Indpt Sch Dist Series 2024, 5% 2/15/2042 (Permanent Sch Fund of Texas Guaranteed)	2,220,000	2,399,936
Prosper Tex Indpt Sch Dist Series 2025, 5% 2/15/2034 (Permanent Sch Fund of Texas Guaranteed)	550,000	637,313
Prosper Tex Indpt Sch Dist Series 2025, 5% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	500,000	583,236
Prosper Tex Indpt Sch Dist Series 2025, 5% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	1,025,000	1,184,814
Prosper Tex Indpt Sch Dist Series 2025, 5% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	1,015,000	1,163,022
Prosper Tex Indpt Sch Dist Series 2025, 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	1,540,000	1,749,744
Prosper Tex Indpt Sch Dist Series 2025, 5% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	880,000	991,673
Prosper Tex Indpt Sch Dist Series 2025, 5% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	600,000	666,167
Prosper Tex Indpt Sch Dist Series 2025, 5% 2/15/2041 (Permanent Sch Fund of Texas Guaranteed)	2,000,000	2,198,040
Prosper Tex Indpt Sch Dist Series 2025, 5% 2/15/2042 (Permanent Sch Fund of Texas Guaranteed)	1,245,000	1,354,722
Prosper Tex Indpt Sch Dist Series 2025, 5% 2/15/2043 (Permanent Sch Fund of Texas Guaranteed)	1,375,000	1,482,564
Rockwall Cnty TX Gen. Oblig. Series 2020, 4% 2/1/2045	4,810,000	4,634,619
San Jacinto TX Cmnty College Dist Gen. Oblig. Series 2021, 3% 2/15/2051	3,510,000	2,579,715
Sanger Tex Gen. Oblig. Series 2021 A, 3% 5/1/2046	1,035,000	802,093
Stafford Tex Gen. Oblig. Series 2021, 2.375% 9/1/2046	1,630,000	1,162,458
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023B, 5.5% tender 1/1/2054 (BP PLC Guaranteed) (b)	1,090,000	1,236,080
Texas State Gen. Oblig. Series 2021 A, 3% 8/1/2041	300,000	258,637
Travis Cnty Mud 18 Gen. Oblig. Series 2020, 2.125% 9/1/2044 (Build America Mutual Assurance Co Insured)	500,000	323,547
Westwood Indpt Sch Dist Tex Series 2022, 3% 2/15/2042 (Permanent Sch Fund of Texas Guaranteed)	1,340,000	1,151,659
Willis Tex Indpt Sch Dist 2% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	1,120,000	855,422
		216,576,613
Health Care - 0.7%
Harris Cnty TX Cultural Ed Facs Fin Corp Med Facs Rev (Baylor College of Medicine Proj.) Series 2024A, 5% 5/15/2029	2,250,000	2,387,669
Tarrant Cnty Tex Cultural Ed Facs Fin Corp Retirement Fac Rev (Buckner Retirement Proj.) Series B, 5% 11/15/2040	890,000	892,363
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Methodist Hospitals of Dallas Proj.) 4% 10/1/2042	1,185,000	1,149,781
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Methodist Hospitals of Dallas Proj.) 4% 10/1/2047	1,265,000	1,152,854
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Methodist Hospitals of Dallas Proj.) 4% 10/1/2052	2,810,000	2,486,447
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Methodist Hospitals of Dallas Proj.) 5% 10/1/2036	515,000	568,683
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Methodist Hospitals of Dallas Proj.) 5% 10/1/2040	1,870,000	1,999,800
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Health Resources Proj.) Series 2025 B, 5% tender 11/15/2064 (b)	17,575,000	18,893,420
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Health Resources Proj.) Series 2025 C, 5% tender 11/15/2064 (b)	4,985,000	5,539,677
		35,070,694
Housing - 0.3%
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev (TX Residential Mortgage Proj.) Series 2023B, 6% 1/1/2054	3,815,000	4,184,453
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev 5.15% 7/1/2055	6,020,000	6,130,217
Texas St Dept Hsg & Cmnty Affairs Multifamily Hsg Rev Series 2019, 2.95% 7/1/2036	677,517	619,152
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) Series 2019 A, 4% 3/1/2050	395,000	397,769
Texas St Dept Hsg & Cmnty Sfr Series 2023 C, 6% 3/1/2054	2,290,000	2,514,428
		13,846,019
Special Tax - 0.2%
Dallas TX Rapid Transit Sales Tax Rev 3% 12/1/2047	2,215,000	1,682,888
Houston TX Hotel Occ Tx & Spl Rev Series 2019, 5% 9/1/2033	715,000	753,418
Texas Transn Commn St Hwy Fund Rev Series 2024, 5% 10/1/2033	7,180,000	8,342,581
		10,778,887
Transportation - 1.7%
Central TX Regl Mobility Auth Rev 5% 1/1/2030	935,000	1,012,558
Central TX Regl Mobility Auth Rev 5% 1/1/2032	1,195,000	1,314,932
Central TX Regl Mobility Auth Rev 5% 1/1/2039	1,215,000	1,295,743
Central TX Regl Mobility Auth Rev 5% 1/1/2046	3,275,000	3,366,995
Central TX Regl Mobility Auth Rev Series 2020 B, 4% 1/1/2034	260,000	267,814
Central TX Regl Mobility Auth Rev Series 2020 B, 4% 1/1/2035	210,000	215,500
Central TX Regl Mobility Auth Rev Series 2020 B, 4% 1/1/2036	230,000	234,938
Central TX Regl Mobility Auth Rev Series 2020 B, 4% 1/1/2037	330,000	335,599
Central TX Regl Mobility Auth Rev Series 2020 B, 4% 1/1/2038	435,000	440,481
Central TX Regl Mobility Auth Rev Series 2020 B, 4% 1/1/2039	560,000	564,736
Central TX Regl Mobility Auth Rev Series 2020 B, 4% 1/1/2040	215,000	215,074
Central TX Regl Mobility Auth Rev Series 2020 B, 5% 1/1/2027	185,000	189,284
Central TX Regl Mobility Auth Rev Series 2020 B, 5% 1/1/2028	215,000	224,967
Central TX Regl Mobility Auth Rev Series 2020 B, 5% 1/1/2029	795,000	846,479
Central TX Regl Mobility Auth Rev Series 2020 B, 5% 1/1/2030	375,000	406,106
Central TX Regl Mobility Auth Rev Series 2020 B, 5% 1/1/2031	185,000	200,335
Central TX Regl Mobility Auth Rev Series 2020 B, 5% 1/1/2032	185,000	200,180
Central TX Regl Mobility Auth Rev Series 2020 B, 5% 1/1/2033	280,000	302,378
Dallas Fort Worth International Airport 5% 11/1/2039	2,600,000	2,875,232
Dallas Fort Worth International Airport Series 2020 B, 4% 11/1/2034	1,320,000	1,367,296
Dallas Fort Worth International Airport Series 2020 B, 4% 11/1/2035	1,175,000	1,202,274
Fort Bend Cnty Tex Toll Rd Rev Series 2025, 5% 3/1/2033 (Assured Guaranty Inc Insured)	800,000	915,922
Fort Bend Cnty Tex Toll Rd Rev Series 2025, 5% 3/1/2034 (Assured Guaranty Inc Insured)	700,000	806,966
Fort Bend Cnty Tex Toll Rd Rev Series 2025, 5% 3/1/2035 (Assured Guaranty Inc Insured)	1,000,000	1,158,791
Fort Bend Cnty Tex Toll Rd Rev Series 2025, 5% 3/1/2036 (Assured Guaranty Inc Insured)	1,000,000	1,145,671
Fort Bend Cnty Tex Toll Rd Rev Series 2025, 5% 3/1/2037 (Assured Guaranty Inc Insured)	1,510,000	1,712,281
Fort Bend Cnty Tex Toll Rd Rev Series 2025, 5% 3/1/2038 (Assured Guaranty Inc Insured)	1,315,000	1,478,630
Fort Bend Cnty Tex Toll Rd Rev Series 2025, 5% 3/1/2039 (Assured Guaranty Inc Insured)	1,645,000	1,830,330
Fort Bend Cnty Tex Toll Rd Rev Series 2025, 5% 3/1/2040 (Assured Guaranty Inc Insured)	2,000,000	2,193,198
Fort Bend Cnty Tex Toll Rd Rev Series 2025, 5% 3/1/2041 (Assured Guaranty Inc Insured)	2,000,000	2,170,928
Fort Bend Cnty Tex Toll Rd Rev Series 2025, 5% 3/1/2043 (Assured Guaranty Inc Insured)	1,390,000	1,482,428
Fort Bend Cnty Tex Toll Rd Rev Series 2025, 5% 3/1/2045 (Assured Guaranty Inc Insured)	2,000,000	2,112,310
Fort Bend Cnty Tex Toll Rd Rev Series 2025, 5.25% 3/1/2050 (Assured Guaranty Inc Insured)	3,590,000	3,836,207
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2023, 5% tender 10/1/2052 (b)	10,230,000	10,639,159
Harris Cnty Tex Toll Rd Rev (Harris County Toll Road Auth Proj.) Series 2018 A, 5% 8/15/2043	470,000	481,518
Harris Cnty Tex Toll Rd Rev (Harris County Toll Road Auth Proj.) Series 2021, 3% 8/15/2050	1,000,000	733,657
Harris Cnty Tex Toll Rd Rev (Harris County Toll Road Auth Proj.) Series 2024 A, 5.25% 8/15/2049	3,010,000	3,234,639
Harris Cnty Tex Toll Rd Rev (Harris County Toll Road Auth Proj.) Series 2024 A, 5.25% 8/15/2054	4,800,000	5,138,770
North TX Twy Auth Rev 0% 1/1/2035 (Assured Guaranty Inc Insured) (d)	9,450,000	6,954,037
North TX Twy Auth Rev 4% 1/1/2033	1,870,000	1,941,378
North TX Twy Auth Rev 5% 1/1/2030	700,000	702,335
North TX Twy Auth Rev Series 2018, 4% 1/1/2038	1,715,000	1,717,039
North TX Twy Auth Rev Series 2024A, 5% 1/1/2034	1,040,000	1,203,100
North TX Twy Auth Rev Series 2024A, 5% 1/1/2041	2,570,000	2,792,496
North TX Twy Auth Rev Series 2024A, 5.25% 1/1/2042	840,000	920,993
North TX Twy Auth Rev Series 2024B, 5% 1/1/2035	3,700,000	4,211,352
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 12/31/2039	1,640,000	1,587,562
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2036	770,000	773,929
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2038	1,965,000	1,939,417
Texas Transportation Commission (Sh 288 Tollroad Proj.) 0% 8/1/2041 (Texas State Guaranteed) (d)	1,405,000	666,764
		83,560,708
Water & Sewer - 1.9%
Austin TX Wtr & Wastewtr Sys Series 2024, 5% 11/15/2049	4,030,000	4,269,220
Beaumont TX Wtrwks & Swr Sys Rev Series 2024, 5% 9/1/2038 (Build America Mutual Assurance Co Insured)	1,015,000	1,105,187
City of Georgetown TX Series 2025, 5% 8/15/2039	1,000,000	1,097,319
City of Georgetown TX Series 2025, 5% 8/15/2040	1,000,000	1,086,370
City of Georgetown TX Series 2025, 5% 8/15/2041	1,400,000	1,511,614
City of Georgetown TX Series 2025, 5% 8/15/2042	1,200,000	1,283,426
City of Georgetown TX Series 2025, 5% 8/15/2043	2,325,000	2,465,055
City of Georgetown TX Series 2025, 5% 8/15/2044	2,940,000	3,095,880
City of Georgetown TX Series 2025, 5% 8/15/2045	2,500,000	2,622,391
Dallas TX Wtrwks & Swr Sys Rev 5% 10/1/2042	2,285,000	2,497,676
Dallas TX Wtrwks & Swr Sys Rev Series 2017, 5% 10/1/2046	470,000	478,183
Fort Worth TX Wtr & Swr Rev Series 2019, 3% 2/15/2042	1,005,000	845,667
Houston TX Util Sys Rev 4% 11/15/2043	3,830,000	3,720,925
Houston TX Util Sys Rev Series 2021 A, 5% 11/15/2026	355,000	363,294
Houston TX Util Sys Rev Series 2021 A, 5% 11/15/2028	1,480,000	1,583,051
Huntsville Tex Wtr & Wastewater Sys Rev Series 2022, 3% 8/15/2051	3,710,000	2,564,572
North TX Mun Wtr Dist TX Regl Wastewtr Rev 2.375% 6/1/2049	1,705,000	1,102,373
North TX Mun Wtr Dist TX Regl Wastewtr Sys Contract Rev Series 2025, 5.25% 6/1/2045	3,275,000	3,509,878
North TX Mun Wtr Dist TX Regl Wastewtr Sys Contract Rev Series 2025, 5.25% 6/1/2046	5,630,000	6,011,223
San Antonio TX Wtr Rev Series 2025A, 5% 5/15/2038	3,870,000	4,386,962
Temple Tex Util Sys Rev Series 2025, 5% 8/1/2031	540,000	603,460
Temple Tex Util Sys Rev Series 2025, 5% 8/1/2032	725,000	820,388
Temple Tex Util Sys Rev Series 2025, 5% 8/1/2033	640,000	733,106
Temple Tex Util Sys Rev Series 2025, 5% 8/1/2039	850,000	935,391
Temple Tex Util Sys Rev Series 2025, 5% 8/1/2040	800,000	872,564
Temple Tex Util Sys Rev Series 2025, 5% 8/1/2041	1,045,000	1,128,804
Temple Tex Util Sys Rev Series 2025, 5% 8/1/2042	1,100,000	1,176,190
Temple Tex Util Sys Rev Series 2025, 5% 8/1/2043	1,145,000	1,210,279
Temple Tex Util Sys Rev Series 2025, 5% 8/1/2044	2,420,000	2,540,626
Temple Tex Util Sys Rev Series 2025, 5% 8/1/2045	2,000,000	2,091,621
Temple Tex Util Sys Rev Series 2025, 5.25% 8/1/2050	13,000,000	13,671,607
Texas Wtr Dev Brd Series 2017 A, 4% 10/15/2042	14,885,000	14,587,842
Texas Wtr Dev Brd Series 2021, 2.375% 8/1/2041	1,800,000	1,376,360
Tyler Tex Wtr & Swr Sys Rev 2.75% 9/1/2051	3,750,000	2,554,125
Upper Trinty TX Rgl Wtr Dst Rv Series 2025, 5.5% 8/1/2050 (Build America Mutual Assurance Co Insured)	3,500,000	3,761,727
		93,664,356
TOTAL TEXAS		597,509,650
Utah - 0.4%
Housing - 0.0%
Utah Hsg Corp Series 2021E(G2), 2% 4/21/2051	433,399	347,838
Special Tax - 0.2%
Mida Mountain Village Public Infrastructure District Series 2024 1, 5.125% 6/15/2054 (c)	1,750,000	1,739,733
Point Phase 1 Public Infrastructure District No 1 Series 2025 A 2, 0% 3/1/2055 (h)	1,796,000	1,437,069
Point Phase 1 Public Infrastructure District No 1 Series 2025A1, 6.125% 3/1/2055	4,777,000	4,979,753
		8,156,555
Transportation - 0.2%
Salt Lake City UT Arpt Rev 5% 7/1/2046	2,305,000	2,383,621
Salt Lake City UT Arpt Rev 5% 7/1/2051	9,285,000	9,503,436
		11,887,057
TOTAL UTAH		20,391,450
Vermont - 0.0%
Housing - 0.0%
Vermont Hsg Fin Agy (Vermont Hsg Purp Bond Prog 7/1/07 Proj.) 3.75% 11/1/2050	726,000	725,649
Vermont Hsg Fin Agy (Vermont Hsg Purp Bond Prog 7/1/07 Proj.) Series 2021A, 3% 11/1/2051	775,000	758,884
Vermont Hsg Fin Agy (Vermont Hsg Purp Bond Prog 7/1/07 Proj.) Series 2022A, 5.25% 11/1/2052	888,000	924,348
		2,408,881
TOTAL VERMONT		2,408,881
Virginia - 0.4%
Education - 0.1%
Roanoke VA Economic Dev Auth Edl Facs Rev (Lynchburg College Proj.) Series 2018A, 5% 9/1/2027	470,000	479,072
Salem Economic Development Authority (Roanoke College Proj.) 4% 4/1/2038	260,000	248,969
Salem Economic Development Authority (Roanoke College Proj.) 4% 4/1/2039	235,000	222,159
Salem Economic Development Authority (Roanoke College Proj.) 4% 4/1/2040	260,000	240,275
Salem Economic Development Authority (Roanoke College Proj.) 4% 4/1/2045	700,000	597,821
Salem Economic Development Authority (Roanoke College Proj.) 5% 4/1/2026	330,000	331,626
Salem Economic Development Authority (Roanoke College Proj.) 5% 4/1/2027	330,000	336,746
Salem Economic Development Authority (Roanoke College Proj.) 5% 4/1/2028	410,000	422,677
Salem Economic Development Authority (Roanoke College Proj.) 5% 4/1/2029	540,000	563,559
Salem Economic Development Authority (Roanoke College Proj.) 5% 4/1/2049	935,000	895,983
		4,338,887
Electric Utilities - 0.1%
Halifax Cnty VA Indl Dev Auth Pollution Ctl Rev (Virginia Electric And Power Co Proj.) 3.8% tender 12/1/2041 (b)	2,020,000	2,043,573
Wise Cnty VA Indl Dev Auth Solid Waste & Sew Disp Rev (Virginia Electric And Power Co Proj.) Series 2009A, 3.125% tender 10/1/2040 (b)	3,190,000	3,198,775
		5,242,348
General Obligations - 0.1%
VA Port Auth Comwlth Port Rev (Virginia St Proj.) Series 2023 A, 5% 7/1/2040	1,165,000	1,281,121
Virginia Comwlth Transn Brd Tr (Virginia St Proj.) 5% 5/15/2037	4,300,000	4,914,490
		6,195,611
Health Care - 0.1%
Arlington Cnty VA Ida Hosp Fac (Virginia Hosp Ctr Arl Hlth Sys Proj.) Series 2023 A, 5% tender 7/1/2053 (b)	4,425,000	4,798,458
Lynchburg Economic Development Authority (Centra Health Proj.) Series 2021, 3% 1/1/2051	1,550,000	1,087,482
		5,885,940
TOTAL VIRGINIA		21,662,786
Washington - 3.9%
Education - 0.1%
Washington St Higher Ed Facs (Gonzaga University Proj.) Series 2019 A, 3% 4/1/2049	2,645,000	1,951,376
Washington St Higher Ed Facs (Whitworth University Proj.) Series 2016 A, 5% 10/1/2026	1,880,000	1,902,077
Washington St Higher Ed Facs (Whitworth University Proj.) Series 2016 A, 5% 10/1/2034	1,415,000	1,422,398
Washington St Higher Ed Facs (Whitworth University Proj.) Series 2019, 4% 10/1/2049	2,470,000	1,976,636
		7,252,487
Electric Utilities - 1.2%
Energy Norwthwest WA Elec Rev 5% 7/1/2030 (Bonneville Power Administration Guaranteed)	3,000,000	3,329,180
Energy Norwthwest WA Elec Rev 5% 7/1/2031 (Bonneville Power Administration Guaranteed)	7,615,000	8,609,244
Energy Norwthwest WA Elec Rev 5% 7/1/2040 (Bonneville Power Administration Guaranteed)	5,250,000	5,917,282
Energy Norwthwest WA Elec Rev 5% 7/1/2041 (Bonneville Power Administration Guaranteed)	795,000	886,642
Energy Norwthwest WA Elec Rev 5% 7/1/2042 (Bonneville Power Administration Guaranteed)	7,000,000	7,726,864
Grant Cnty WA Pub Util Dist 2 Hydro Elec Rev Series 2024 B, 5% 1/1/2038	3,750,000	4,247,318
Grant Cnty WA Pub Util Dist 2 Hydro Elec Rev Series 2024 B, 5% 1/1/2039	3,000,000	3,364,691
Grant Cnty WA Pub Util Dist 2 Hydro Elec Rev Series 2024 B, 5% 1/1/2040	4,000,000	4,424,156
Okanogan Cnty Wash Pub Util Dist No 001 Elec Rev 4% 12/1/2050	2,500,000	2,254,754
Seattle WA Mun Lt & Pwr Rev Series 2025, 5% 2/1/2029	3,000,000	3,228,126
Seattle WA Mun Lt & Pwr Rev Series 2025, 5% 2/1/2030	2,250,000	2,473,979
Seattle WA Mun Lt & Pwr Rev Series 2025, 5% 2/1/2031	1,500,000	1,678,920
Seattle WA Mun Lt & Pwr Rev Series 2025, 5.3% 2/1/2050	6,900,000	7,475,770
Tacoma WA Elec Sys Rev Series 2025A, 5% 1/1/2043	2,000,000	2,156,351
Tacoma WA Elec Sys Rev Series 2025A, 5% 1/1/2044	1,500,000	1,605,840
Tacoma WA Elec Sys Rev Series 2025A, 5% 1/1/2045	2,000,000	2,132,548
		61,511,665
General Obligations - 0.3%
King County WA Gen. Oblig. 2% 1/1/2036	2,200,000	1,902,462
Spokane Cnty WA Sch Dist 81 Series 2017 B, 5% 12/1/2029 (State of Washington Guaranteed)	2,995,000	3,136,384
State of Washington Gen. Oblig. Series 2017D, 5% 2/1/2035	470,000	482,011
State of Washington Gen. Oblig. Series 2025 A, 5% 8/1/2040	8,765,000	9,801,417
		15,322,274
Health Care - 1.4%
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) 5% 8/15/2026	210,000	212,789
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2017, 4% 8/15/2042	10,575,000	10,006,825
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2017, 5% 8/15/2036	470,000	479,265
Washington St Health Care Facs Auth Rev (Fred Hutchinson Cancer Research Center Proj.) 5% 9/1/2038	1,870,000	1,975,693
Washington St Health Care Facs Auth Rev (Fred Hutchinson Cancer Research Center Proj.) 5% 9/1/2045	2,105,000	2,160,065
Washington St Health Care Facs Auth Rev (Multicare Health System, Wa Proj.) Series 2025 B, 5% tender 8/15/2055 (b)	21,275,000	22,748,239
Washington St Health Care Facs Auth Rev (Multicare Health System, Wa Proj.) Series 2025C, 5% tender 8/15/2055 (b)	14,115,000	15,472,728
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2027	810,000	827,988
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2031	40,000	41,088
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2042	525,000	527,990
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) Series 2017 A, 4% 7/1/2042	5,410,000	5,109,584
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) 4.25% 10/1/2037	1,120,000	1,120,077
Washington St Health Care Facs Auth Rev (Seattle Children's Hospital Proj.) Series B, 5% 10/1/2038	3,950,000	4,215,226
		64,897,557
Housing - 0.3%
King Cnty Wash Hsg Auth Affordable Hsg Rev 4.5% 1/1/2040	1,000,000	1,028,422
King Cnty Wash Hsg Auth Affordable Hsg Rev 4.625% 1/1/2041	2,400,000	2,479,392
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2021, 4% 12/1/2029	675,000	691,285
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2025, 5% 1/1/2033	350,000	381,429
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2025, 5% 7/1/2034	500,000	549,661
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2025, 5% 7/1/2035	385,000	421,269
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2025, 5% 7/1/2040	750,000	786,786
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2025, 5.375% 7/1/2045	4,510,000	4,744,302
Seattle Wash Hsg Auth Rev Series 2023, 4.375% 12/1/2030	2,020,000	2,065,468
		13,148,014
Special Tax - 0.2%
Spokane WA Pub Facs Dist Sales Series 2017, 5% 12/1/2038	1,100,000	1,108,687
Washington St Convention Ctr Pub Facs Dist Series 2021, 3% 7/1/2043	1,040,000	827,597
Washington St Convention Ctr Pub Facs Dist Series 2021, 4% 7/1/2031	9,195,000	9,471,870
		11,408,154
Water & Sewer - 0.4%
Edmonds Wash Wtr & Swr Rev Series 2020, 2% 12/1/2039	1,060,000	813,012
King Cnty WA Swr Rev 0.875% tender 1/1/2042 (b)	2,150,000	2,142,647
Lakehaven Wash Wtr & Swr Distwtr & Swr Rev Series 2021, 3% 10/1/2041	1,075,000	921,309
Seattle WA Wtr Sys Rev Series 2025, 5% 5/1/2032	3,780,000	4,333,535
Seattle WA Wtr Sys Rev Series 2025, 5% 5/1/2033	3,600,000	4,184,666
Seattle Wash Drain & Wstwtr Rv Series 2025, 5% 5/1/2038	1,400,000	1,596,681
Seattle Wash Drain & Wstwtr Rv Series 2025, 5% 5/1/2039	1,200,000	1,356,961
Seattle Wash Drain & Wstwtr Rv Series 2025, 5.25% 5/1/2050	2,000,000	2,163,526
		17,512,337
TOTAL WASHINGTON		191,052,488
West Virginia - 0.7%
Electric Utilities - 0.2%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2009A, 3.7% tender 12/1/2042 (b)	8,180,000	8,333,056
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2015A, 3.375% tender 3/1/2040 (b)	805,000	813,189
		9,146,245
Health Care - 0.5%
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2043	865,000	812,872
West Virginia St Hosp Fin Auth Hosp Rev (Vandalia Health Proj.) Series 2023B, 6% 9/1/2048	5,560,000	6,080,140
West Virginia St Hosp Fin Auth Hosp Rev (Vandalia Health Proj.) Series 2023B, 6% 9/1/2053	4,500,000	4,890,238
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2023 A, 5% 6/1/2037	1,400,000	1,547,176
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2023 A, 5% 6/1/2038	500,000	548,240
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2023 A, 5% 6/1/2040	1,970,000	2,120,746
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2023 A, 5% 6/1/2041	1,970,000	2,103,145
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2023 A, 5% 6/1/2043	3,505,000	3,679,427
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2025 B, 5% tender 6/1/2055 (b)	3,960,000	4,339,319
		26,121,303
TOTAL WEST VIRGINIA		35,267,548
Wisconsin - 3.0%
Education - 0.1%
Public Fin Auth WI Revenue (Roseman Univ of Hlth Sciences Proj.) Series 2020, 5% 4/1/2050 (c)	395,000	366,435
Public Fin Auth Wis Edl Fac Rev (Queens University of Charlotte Proj.) 5.25% 3/1/2042	950,000	966,770
Public Fin Auth Wis Edl Fac Rev (Queens University of Charlotte Proj.) 5.25% 3/1/2047	2,205,000	2,212,794
Wisconsin Health & Educational Facilities Authority (Marquette University, WI Proj.) Series 2019, 5% 10/1/2026	515,000	524,027
		4,070,026
Electric Utilities - 0.0%
Wisconsin Health & Educational Facilities Authority (Milwaukee Reg Med Center Thermal Proj.) 5% 4/1/2034	1,870,000	1,967,103
Escrowed/Pre-Refunded - 0.0%
Wisconsin St Health & Edl Facs Auth Rev 4% 11/15/2043 (Pre-refunded to 5/15/2028 at 100)	105,000	108,892
General Obligations - 0.6%
Eau Claire Wis Gen. Oblig. Series 2016 A, 2.5% 4/1/2035	645,000	580,941
Eau Claire Wis Gen. Oblig. Series 2016 A, 2.625% 4/1/2036	770,000	679,122
Howard Suamico WI Scd 2% 3/1/2038	1,065,000	834,024
Madison WI Met Sch Dist Series 2025A, 5% 3/1/2036	1,200,000	1,372,618
Madison WI Met Sch Dist Series 2025A, 5% 3/1/2038	1,000,000	1,127,334
Madison WI Met Sch Dist Series 2025A, 5% 3/1/2040	1,190,000	1,321,757
Madison WI Met Sch Dist Series 2025A, 5% 3/1/2041	3,000,000	3,306,448
Madison WI Met Sch Dist Series 2025A, 5% 3/1/2044	1,350,000	1,453,511
Madison WI Met Sch Dist Series 2025A, 5% 3/1/2045	4,000,000	4,284,564
New Richmond Wis Sch Dist 4% 4/1/2041	5,510,000	5,541,583
New Richmond Wis Sch Dist 4% 4/1/2043	1,250,000	1,218,565
New Richmond Wis Sch Dist 5% 4/1/2035	1,630,000	1,810,651
New Richmond Wis Sch Dist 5% 4/1/2039	1,515,000	1,638,895
New Richmond Wis Sch Dist 5% 4/1/2040	1,730,000	1,858,541
		27,028,554
Health Care - 2.2%
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 3% 6/1/2045	4,855,000	3,734,006
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 4% 6/1/2045	5,040,000	4,706,756
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 5% 6/1/2030	765,000	832,761
Public Fin Auth WI Hosp Rev (WakeMed Proj.) 5% 10/1/2044	300,000	304,795
Public Fin Auth WI Revenue (Bayhealth Medical Center Inc Proj.) Series 2021 A, 3% 7/1/2050	1,385,000	1,069,198
Public Fin Auth Wis Sr Living Rev (Mary's Woods at Marylhurst Inc Proj.) 5.25% 5/15/2037 (c)	2,235,000	2,255,806
Wisconsin Health & Educational Facilities Authority (Bellin Hosp Proj.) Series 2019 A, 5% 12/1/2030	280,000	302,948
Wisconsin Health & Educational Facilities Authority (Bellin Hosp Proj.) Series 2019 A, 5% 12/1/2031	280,000	302,012
Wisconsin Health & Educational Facilities Authority (Bellin Hosp Proj.) Series 2019 A, 5% 12/1/2032	330,000	355,427
Wisconsin Health & Educational Facilities Authority (Bellin Hosp Proj.) Series 2019 A, 5% 12/1/2033	330,000	354,170
Wisconsin Health & Educational Facilities Authority (Bellin Hosp Proj.) Series 2019 A, 5% 12/1/2034	330,000	353,068
Wisconsin Health & Educational Facilities Authority (Bellin Hosp Proj.) Series 2019 A, 5% 12/1/2035	420,000	447,860
Wisconsin Health & Educational Facilities Authority (Medical College of WI Inc Proj.) Series 2016, 4% 12/1/2046	2,500,000	2,277,302
Wisconsin Health & Educational Facilities Authority (Rogers Memorial Hospital Inc Proj.) Series 2019 B, 5% 7/1/2038	330,000	333,426
Wisconsin Health & Educational Facilities Authority (Rogers Memorial Hospital Inc Proj.) Series 2019A, 5% 7/1/2044	470,000	472,418
Wisconsin Health & Educational Facilities Authority (St Camillus Health System Proj.) Series 2019A, 5% 11/1/2025	225,000	225,000
Wisconsin Health & Educational Facilities Authority (St Camillus Health System Proj.) Series 2019A, 5% 11/1/2029	160,000	165,385
Wisconsin St Health & Edl Facs Auth Rev (Ascension Health Credit Group Proj.) Series 2013B 1, 4% 11/15/2043	895,000	850,282
Wisconsin St Health & Edl Facs Auth Rev (Aspirus Wausau Hospital Inc Proj.) 5% 8/15/2035	1,550,000	1,706,918
Wisconsin St Health & Edl Facs Auth Rev (Aspirus Wausau Hospital Inc Proj.) Series 2021, 3% 8/15/2051	3,200,000	2,349,356
Wisconsin St Health & Edl Facs Auth Rev (Froedtert Thedacare Proj.) Series 2025 B, 5% 10/1/2029	23,990,000	25,957,394
Wisconsin St Health & Edl Facs Auth Rev (Froedtert Thedacare Proj.) Series 2025 B, 5% 10/1/2032	35,710,000	40,237,339
Wisconsin St Health & Edl Facs Auth Rev (Gundersen Clinic - LA Crosse Proj.) Series 2021 A, 3% 10/15/2037	1,700,000	1,522,383
Wisconsin St Health & Edl Facs Auth Rev (Hospital Sisters Svcs Inc Proj.) Series 2025A, 5% 8/15/2036	3,750,000	4,217,565
Wisconsin St Health & Edl Facs Auth Rev (Hospital Sisters Svcs Inc Proj.) Series 2025A, 5% 8/15/2037	3,550,000	3,954,400
Wisconsin St Health & Edl Facs Auth Rev (Hospital Sisters Svcs Inc Proj.) Series 2025A, 5% 8/15/2038	2,845,000	3,144,432
Wisconsin St Health & Edl Facs Auth Rev (Hospital Sisters Svcs Inc Proj.) Series 2025A, 5.5% 8/15/2039	4,250,000	4,663,660
Wisconsin St Health & Edl Facs Auth Rev (Sanford Health, SD Proj.) Series 2024 A, 5.5% 2/15/2054	1,075,000	1,136,119
		108,232,186
Housing - 0.0%
Wisconsin Hsg & Economic Dev Auth Home Ownership Rev (WI Home Ownership Proj.) Series 2021 A, 3% 3/1/2052	465,000	456,306
Wisconsin Hsg & Eda Hsg Rev (WI Mhsg Rev 2007 Proj.) Series 2021 C, 2.85% 11/1/2051	1,035,000	725,770
		1,182,076
Industrial Development - 0.1%
Public Fin Auth WI Revenue (Mclemore Hotel Proj.) Series 2021 A, 4.5% 6/1/2056 (c)	5,935,000	4,332,550
Public Fin Auth WI Revenue (Mclemore Hotel Proj.) Series 2021 B, 6.5% 6/1/2056 (c)	1,815,000	1,433,850
		5,766,400
Water & Sewer - 0.0%
Racine Wis Wtrwks Rev 2% 9/1/2041	400,000	274,604
TOTAL WISCONSIN		148,629,841
Wyoming - 0.0%
Housing - 0.0%
Wyoming Community Development Authority (WY Single Family Proj.) Series 2019 3, 3.75% 12/1/2049	525,000	524,752
TOTAL MUNICIPAL SECURITIES (Cost $4,568,542,565)		4,608,166,671

Money Market Funds - 5.2%
	Yield (%)	Shares	Value ($)
Fidelity Tax-Free Cash Central Fund (i)(j) (Cost $257,538,301)	3.48	257,435,391	257,538,366

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $4,826,080,866)	4,865,705,037
NET OTHER ASSETS (LIABILITIES) - 0.5%	22,186,002
NET ASSETS - 100.0%	4,887,891,039

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $51,553,158 or 1.1% of net assets.

(d)	Zero coupon bond which is issued at a discount.
(e)	Level 3 security.
(f)	Non-income producing - Security is in default.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Tax-Free Cash Central Fund	228,685,949	1,325,581,168	1,296,728,751	4,740,864	-	-	257,538,366	257,435,391	10.6%
Total	228,685,949	1,325,581,168	1,296,728,751	4,740,864	-	-	257,538,366

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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